UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01597

STEWARD FUNDS, INC.

 (Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX          77042

 (Address of principal executive offices)                                                                     (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH       43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Item 1. Reports to Stockholders.

October 31, 2015

SEMI-ANNUAL REPORT(UNAUDITED)

STEWARD MUTUAL
FUNDS

MANAGING WEALTH, PROTECTING VALUES
FAITH-BASED SCREENED FUNDS

www.stewardmutualfunds.com

Faith-Based Screened Funds	Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2015

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the six months ending October 31, 2015. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ semi-annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2015, the Steward Large Cap Enhanced Index Fund returned -1.28% for the Individual class shares and -1.10% for the Institutional class shares. The return for the S&P 500 for the same period was 0.77%. The S&P Pure index component returns were: 1.81% for the S&P 500 Pure Growth and -5.70% for the S&P 500 Pure Value index.

Factors Affecting Performance

The Fund’s blended-index structure was altered in late June when the fund was shifted from a 60%, 20% and 20% weighting to a 60%, 25% and 15% weighting among the S&P 500, S&P 500 Pure Value and S&P Pure Growth indexes respectively. This shift negatively impacted performance through October 31, 2015. Slow and steady economic improvement and an upcoming Federal Reserve rate hike suggested that value stocks could outperform. The Federal Reserve decided to postpone rate hike to December 2015 or sometime in 2016. The devaluation of the Yuan by China in August added to the Federal Reserve’s uncertainty as well as to central banks around the globe. In the U.S. the economy appears to be getting stronger, particularly in the non-manufacturing sector but the manufacturing sector continues to show minimal growth. With oil prices low, the impact on manufacturing by the energy sector was significant. Over the six month period, corporate profits have struggled, again due to the weak energy industry. Removing the impact of energy is showing much stronger profit in the mid-single digit growth area.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The S&P 500 Pure Growth index was up 1.81% compared to 3.95% for its non-pure counterpart, lagging by 2.14% points. The S&P Pure Value index declined 5.70% compared to -2.76% for its non-pure counterpart, lagging by 2.94% points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six months ended October 31, 2015, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as General Electric (life ethics) and Altria Group (tobacco) significantly outperformed the benchmark with returns of 8.67% and 23.43%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2015, the Steward Small-Mid Cap Enhanced Index Fund returned -3.64% for the Individual class shares and -3.59% for the Institutional class shares. The return for the S&P 1000 for the same period was -2.42%. The S&P Pure index component returns were: -0.34% for the S&P 1000 Pure Growth and -9.02% for the S&P 1000 Pure Value index.

Factors Affecting Performance

The Fund’s blended-index structure was altered in late June when the Fund was shifted from a 60%, 20% and 20% to a 60%, 25% and 15% weighting among the S&P 1000, the S&P 1000 Pure Value and S&P 1000 Pure Growth indexes, respectively. Slow and steady economic improvement and upcoming Federal Reserve rate hike suggested that value stocks could outperform. The Federal Reserve decided to postpone rate hike to December 2015 or sometime in 2016. The devaluation of the Yuan by China in August added to the Federal Reserve’s uncertainty, as well as to central banks around the globe. In the U.S. the economy appears to be getting stronger, particularly in the non-manufacturing sector but the manufacturing sector continues to show minimal growth. With oil prices low, the impact on manufacturing by the energy sector was significant. Over the six month period, corporate profits have struggled, again due to the weak energy industry. Outside the energy sector profits are much stronger, approaching mid-single digit earnings growth.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices, when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The S&P 1000 Pure Growth index was down -0.34% compared to -0.04% for its non-pure counterpart, exceeding it by 0.30% points. The S&P Pure Value index declined -9.02% compared to a decline of -4.89% for its non-pure counterpart, lagging by 4.13% points. When combined the non-pure indexes exceeded the pure indexes by 4.43% points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six months ended October 31, 2015, the faith-based values investment policies had a slight positive performance impact on the Fund. Companies such as Community Health Systems (life ethics) and Ruby Tuesday (alcohol) significantly underperformed the benchmark with losses of -47.76% and -28.16%, respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2015, the Steward International Enhanced Index Fund returned -11.78% for the Individual class shares and -11.67% for the Institutional class shares. The return for the S&P ADR Index was -10.10%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -16.35% for the same period.

Factors Affecting Performance

For the six months ended October 31, 2015, the Fund’s dual-index structure was allocated between the S&P ADR index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively, representing a tilt towards emerging markets. The Fund has maintained this allocation for the entire six month period. The Eurozone continues to progress at a slow pace. Recently, Eurozone economists forecast that the bloc would grow at 1.6%, up from the May estimate of 1.5% for 2015. However, they slightly lowered next year’s growth to 2.0% from 2.1%. They also noted that that credit constraints are “clearly receding.” The jobless crisis has continued to show improvement with EU unemployment declining to a six-year low. Additionally, the EU’s refugee crisis is expected to lead to more government spending, boosting demand, at least in the short-term. In China the slowdown continues but it seems unlikely to lead to a hard landing. The country’s decision to devalue the Yuan surprised the rest of the world and led to a large August sell-off in markets around the globe, particularly in the emerging markets. The Chinese economy appears to have stabilized since August. While the overall global economic outlook remains relatively weak there are some significant positive catalysts. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S., even if the Fed imposes a moderate rate hike later this year. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil. The windfall to consumers should increase disposable income and boost consumer spending over the near term.

The emerging markets component of the Fund underperformed the international developed markets during the period. Emerging market companies such as Banco Bradesco (Brazil) and Itau Unibanco (Brazil) were among the main factors with returns of -48.6% and -40.5%, respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six-month period ended October 31, 2015, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as British American Tobacco (tobacco) and Sanofi (life ethics) substantially outperformed the benchmark with returns of 8.66% and 1.77%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

For some time now, our fixed income team has been of the opinion that although the Federal Reserve missed an opportunity earlier in the year to shift rates higher, making a move towards the end of the year would benefit the markets and allow the process of normalization to begin. Although there were some spirited discussions, as September 17th drew nigh, we felt there was a solid chance that some movement would occur. The markets also seemed to anticipate a rate move as the U.S. 10yr Treasury moved up to a 2.295% yield on the day prior to the meeting. With being positioned for the anticipated rate hike and corresponding higher yield ranges going forward, the Fund had strong positive contributions to its performance during this time period and is ready to continue the trend in coming quarters. However, with the non-event of September 17th, there was strong reaction from both the equity and fixed income markets with the Dow dropping almost 300 points the following day and Treasury yields reversing course and ending the quarter right under 2.04%.

You don’t base monetary policy on one or two months’ reported numbers; you do so on longer-term trends. The same is true for investments. With fixed income investing taking a longer-term outlook than other types of investments, whether the first rate hike occurs in October or December doesn’t really make a difference in our strategy. Fixed income assets have an inverse relationship with interest rates. Therefore, as rates trend higher, market values will move lower. However, to buffer negative movements in market value, the Fund is positioned in a more defensive posture that serves as a positive contribution to performance. We maintain a higher weighting to investment-grade corporates than the comparable index in order to benefit from the elevated levels of cash flow from the portfolio. With consistent, steady cash flows from companies with strong balance sheets, and a portfolio with shorter duration to reduce our risk exposure, we are able to mitigate some of the effects of rising rates while allowing our clients to retain the benefits of a fixed income allocation in their total investment portfolio.

Fund Performance

For the six months beginning May 1, 2015 and ending October 31, 2015, the Steward Select Bond Fund returned -0.18% for the Individual class shares and -0.01% for the Institutional class shares versus a -0.39% return for the Barclays Capital U.S. Government/Credit Index over the same time period. With the anticipation of rising rates, the Fund was positioned with a shorter duration than the index to help protect against interest rate risk. With rates moving lower towards the end of the third quarter, a shorter duration worked against us. However, as rates have moved higher over the month of October, this same positioning has worked in the Fund’s favor and is outperforming the index for the calendar YTD. The overweight in our corporate allocation and the addition of taxable municipal securities served as positive contributors to performance providing high levels of current yield as compared to the index.

Portfolio Strategy

The Steward Select Bond Fund been positioned for an anticipated rate hike with reduced interest rate sensitivity to reduce volatility, and increased levels of income to help buffer any price adjustments while still providing a steady cash flow. One of the benefits of a fixed income portfolio is that even when volatility is high in the markets, a fixed income security will generally continue to provide its income flow on a scheduled basis. This elevated income flow in the Fund is one of the largest positive contributions to performance. There are elevated risks due to credit in high yield where some investors reach for additional income; but with a goal of investing in the highest quality securities, the risks are reduced as compared to lower quality holdings that are more susceptible to market volatility.

With our shorter duration positioning as compared to the comparable indices, and focus on solid companies with strong cash flows, the Fund is prepared for the rising interest rate environment we are beginning to see. As always, our team will continually monitor the markets and utilize our four-step investment process to determine if any change in strategy may be needed. However, for now, it is more about the ride during this part of the market cycle and the ability of investors to sit back, hang on, and collect their income through any volatile times we may go through. It should be an interesting ride from now until the end of the year, and we are ready to see what the markets have in store for us.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six months ended October 31, 2015, the Steward Global Equity Income Fund returned -1.62% for the Individual class shares and -1.45% for the Institutional Class shares. The return for the S&P 500 was 0.77% and the return for the global market as represented by the S&P Global 1200 index was -3.44%. The dividend yield on the portfolio as of October 31, 2015 was 3.15%.

Factors Affecting Performance

For the six month period ended October 31, 2015 the equity market experienced significant volatility as China threw the global markets into turmoil with the decision to devalue their currency. Economic weakness spurred the Chinese government into action in an effort to maintain their 7% growth target. Global equity markets approached correction territory depending on which index was being measured. In the U.S., the Federal Reserve had been contemplating the timing of the first rise in interest rates as domestic economic data presented a clear case for the normalization process to begin. Second quarter GDP has been revised upward to a robust 3.9% growth rate however the initial third quarter GDP estimate is for a slower 1.5% pace. The recent market turbulence has complicated the decision process leaving interest rates unchanged in September. Surprisingly, news out of the Eurozone has been relatively benign. Revisions to initial estimates of GDP growth have been climbing higher. Growth is now being forecast at a more respectable 2% rate giving the ECB more flexibility on whether they should change their quantitative easing policy. The Global Equity Income’s conservative dividend strategy outperformed its global benchmark during the period but lagged the S&P 500 as U.S. equities outperformed their international counterparts.

The Fund’s allocation at the end of the period was 65% U.S. and 35% international. Domestic stocks outperformed their international counterparts during the quarter slightly reducing the non-U.S. allocation. The most significant positive relative performance leaders included soft drink giant Dr Pepper Snapple Group, Inc. at 21.37% whose shares rose as the company reported strong first-half results in addition to raising its 2015 sales and earnings outlook expectations. Public Storage at 24.26% shares climbed after the second quarter earnings report exceeded analyst expectations with revenues recording a 10.1% year-over-year increase. Shares of Accenture plc at 16.95% hit new highs following better than expected quarter results. The company is continuing to reward shareholders with share repurchases and an 8% increase in its semi-annual cash dividend.

Relative underperformance was driven by the energy sector as the decline in crude oil prices has put a damper on corporate profits. Hong Kong based CNOOC Ltd. at -27.53% reported a 56% drop in net profit for the first half of the year. The company expects the severe operating environment to continue through the second half of the year and will place a higher focus on economic efficiency versus production volume. Energy infrastructure company, TransCanada at -26.00% shares declined despite revenue growth exceeding the industry average and attractive near growth characteristics. The company trades at a discount in its industry primarily due to permitting and timing issues on several large pipeline projects. Despite a challenging environment, the overall effectiveness of the methodology and quantitative screens for stock selection continue to perform as designed and are meeting expectations.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $1,032.2 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Victoria Fernandez
Portfolio Manager

John Wolf
Portfolio Manager

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.2%
Insurance	7.0
Banks	5.5
Specialty Retail	3.9
Internet Software & Services	3.8
Biotechnology	3.4
Technology Hardware, Storage & Peripherals	3.4
IT Services	3.4
Health Care Providers & Services	3.2
Software	3.0
Real Estate Investment Trusts	2.8
Semiconductors & Semiconductor Equipment	2.7
Diversified Financial Services	2.5
Pharmaceuticals	2.3
Food Products	2.2
Food & Staples Retailing	2.1
Electric Utilities	2.1
Capital Markets	2.1
Aerospace & Defense	2.0
Health Care Equipment & Supplies	1.9
Beverages	1.9
Chemicals	1.9
Energy Equipment & Services	1.7
Media	1.7
Internet & Catalog Retail	1.7
Multi-Utilities	1.7
Diversified Telecommunication Services	1.7
Hotels, Restaurants & Leisure	1.6
Household Durables	1.3
Communications Equipment	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Products	1.3

Industry Diversification	Percent*
Automobiles	1.2%
Multiline Retail	0.9
Airlines	0.9
Machinery	0.9
Industrial Conglomerates	0.8
Money Market Funds	0.8
Consumer Finance	0.8
Auto Components	0.7
Road & Rail	0.7
Air Freight & Logistics	0.6
Construction & Engineering	0.6
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Containers & Packaging	0.4
Professional Services	0.3
Independent Power and Renewable Electricity Producers	0.3
Thrifts & Mortgage Finance	0.3
Electronic Equipment, Instruments & Components	0.3
Electrical Equipment	0.3
Life Sciences Tools & Services	0.2
Construction Materials	0.2
Real Estate Management & Development	0.2
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Building Products	0.1
Personal Products	0.1
Paper & Forest Products	0.1
Leisure Products	0.1
Gas Utilities	0.0
Distributors	0.0
Diversified Consumer Services	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of October 31, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	3,040	$451,683
Honeywell International, Inc.	7,750	800,420
L-3 Communications Holdings, Inc.	4,820	609,248
Lockheed Martin Corp.	2,808	617,282
Northrop Grumman Corp.	2,100	394,275
Precision Castparts Corp.	1,275	294,283
Raytheon Co.	2,960	347,504
Rockwell Collins, Inc.	1,650	143,088
Textron, Inc.	2,400	101,208
The Boeing Co.	5,998	888,124
United Technologies Corp.	7,880	775,471
		5,422,586
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	4,620	320,536
Expeditors International of Washington, Inc.	1,560	77,672
FedEx Corp.	2,582	402,921
United Parcel Service, Inc., Class B	7,240	745,865
		1,546,994
AIRLINES (0.9%)
American Airlines Group, Inc.	5,910	273,160
Delta Air Lines, Inc.	20,320	1,033,069
Southwest Airlines Co.	20,820	963,758
United Continental Holdings, Inc.(a)	3,370	203,245
		2,473,232
AUTO COMPONENTS (0.7%)
BorgWarner, Inc.	1,650	70,653
Delphi Automotive PLC	2,470	205,479
Goodyear Tire & Rubber Co.	29,050	954,002
Johnson Controls, Inc.	11,180	505,113
		1,735,247
AUTOMOBILES (1.2%)
Ford Motor Co.	92,110	1,364,149
General Motors Co.	46,810	1,634,137
Harley-Davidson, Inc.	1,840	90,988
		3,089,274
BANKS (5.5%)
Bank of America Corp.	123,049	2,064,762
BB&T Corp.	17,210	639,351
Citigroup, Inc.	38,590	2,051,830
Comerica, Inc.	9,490	411,866
Fifth Third Bancorp	25,650	488,632
Huntington Bancshares, Inc.	26,630	292,131
JPMorgan Chase & Co.	42,794	2,749,515
KeyCorp	36,690	455,690
M&T Bank Corp.	1,420	170,187

	Shares	Value
PNC Financial Services Group, Inc.	10,334	$932,747
Regions Financial Corp.	5,542	51,818
SunTrust Banks, Inc.	19,080	792,202
U.S. Bancorp	16,300	687,534
Wells Fargo & Co.	41,538	2,248,867
Zions Bancorp	20,740	596,690
		14,633,822
BEVERAGES (1.9%)
Coca-Cola Co.	40,280	1,705,858
Coca-Cola Enterprises, Inc.	4,160	213,574
Dr Pepper Snapple Group, Inc.	7,260	648,826
Monster Beverage Corp.(a)	6,000	817,920
PepsiCo, Inc.	16,761	1,712,807
		5,098,985
BIOTECHNOLOGY (3.4%)
Alexion Pharmaceuticals, Inc.(a)	5,650	994,400
Amgen, Inc.	10,263	1,623,401
Baxalta, Inc.	6,160	212,274
Biogen Idec, Inc.(a)	3,184	924,984
Celgene Corp.(a)	12,860	1,578,051
Gilead Sciences, Inc.	19,210	2,077,177
Regeneron Pharmaceuticals, Inc.(a)	2,259	1,259,144
Vertex Pharmaceuticals, Inc.(a)	2,630	328,066
		8,997,497
BUILDING PRODUCTS (0.1%)
Allegion PLC	703	45,815
Masco Corp.	3,240	93,960
		139,775
CAPITAL MARKETS (2.1%)
Affiliated Managers Group, Inc.(a)	558	100,585
Ameriprise Financial, Inc.	3,816	440,214
Bank of New York Mellon Corp.	19,381	807,219
BlackRock, Inc.	1,336	470,232
Charles Schwab Corp.	10,400	317,408
E*TRADE Financial Corp.(a)	2,088	59,529
Franklin Resources, Inc.	3,480	141,845
Goldman Sachs Group, Inc.	6,822	1,279,125
Invesco Ltd.	4,030	133,675
Legg Mason, Inc.	5,970	267,157
Morgan Stanley	30,690	1,011,849
Northern Trust Corp.	2,250	158,378
State Street Corp.	4,097	282,693
T. Rowe Price Group, Inc.	2,650	200,393
		5,670,302
CHEMICALS (1.9%)
Air Products & Chemicals, Inc.	2,000	277,960
Airgas, Inc.	830	79,813
CF Industries Holdings, Inc.	2,190	111,186

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Dow Chemical Co.	15,920	$822,586
E.I. du Pont de Nemours & Co.	8,980	569,332
Ecolab, Inc.	4,830	581,291
FMC Corp.	1,320	53,737
International Flavors & Fragrances, Inc.	1,090	126,505
Lyondellbasell Industries NV, Class A	6,590	612,277
Monsanto Co.	4,500	419,490
PPG Industries, Inc.	3,198	333,423
Praxair, Inc.	3,540	393,259
The Mosaic Co.	3,210	108,466
The Sherwin-Williams Co.	1,908	509,112
		4,998,437
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	4,320	402,149
Pitney Bowes, Inc.	2,570	53,070
Republic Services, Inc., Class A	4,416	193,156
Stericycle, Inc.(a)	1,100	133,507
The ADT Corp.	1,795	59,307
Tyco International PLC	4,220	153,777
Waste Management, Inc.	5,610	301,593
		1,296,559
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	46,260	1,334,601
F5 Networks, Inc.(a)	4,210	463,942
Harris Corp.	1,260	99,704
Juniper Networks, Inc.	13,390	420,312
Motorola Solutions, Inc.	1,941	135,811
QUALCOMM, Inc.	16,940	1,006,575
		3,460,945
CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.	14,140	676,033
Jacobs Engineering Group, Inc.(a)	23,820	956,135
Quanta Services, Inc.(a)	1,410	28,355
		1,660,523
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.	3,050	473,208
Vulcan Materials Co.	1,273	122,946
		596,154
CONSUMER FINANCE (0.8%)
American Express Co.	8,110	594,139
Capital One Financial Corp.	12,118	956,110
Discover Financial Services	4,330	243,433
Navient Corp.	20,280	267,493
		2,061,175
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	6,240	405,413
Ball Corp.	1,590	108,915

	Shares	Value
Owens-Illinois, Inc.(a)	18,490	$398,460
Sealed Air Corp.	1,960	96,275
WestRock Co.	2,619	140,797
		1,149,860
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,390	126,156
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,140	116,996
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Berkshire Hathaway, Inc., Class B(a)	27,390	3,725,588
CME Group, Inc.	3,305	312,223
IntercontinentalExchange Group, Inc.	1,062	268,049
Leucadia National Corp.	45,000	900,450
McGraw Hill Cos., Inc.	3,000	277,920
Moody’s Corp.	5,640	542,342
The NASDAQ OMX Group, Inc.	9,950	576,006
		6,602,578
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	64,848	2,173,057
CenturyLink, Inc.	15,554	438,778
Frontier Communications Corp.	10,190	52,377
Level 3 Communications, Inc.(a)	2,600	132,470
Verizon Communications, Inc.	38,230	1,792,222
		4,588,904
ELECTRIC UTILITIES (2.1%)
American Electric Power Co., Inc.	9,380	531,377
Duke Energy Corp.	10,534	752,865
Edison International	3,220	194,874
Entergy Corp.	7,110	484,618
Eversource Energy	2,460	125,312
Exelon Corp.	21,929	612,258
FirstEnergy Corp.	18,339	572,177
NextEra Energy, Inc.	4,760	488,662
Pepco Holdings, Inc.	11,640	309,973
Pinnacle West Capital Corp.	4,420	280,714
PPL Corp.	8,180	281,392
Southern Co.	8,600	387,860
Xcel Energy, Inc.	12,390	441,456
		5,463,538
ELECTRICAL EQUIPMENT (0.3%)
AMETEK, Inc.	2,230	122,248
Eaton Corp. PLC	4,660	260,541
Emerson Electric Co.	6,890	325,415
Rockwell Automation, Inc.	1,540	168,106
		876,310

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Amphenol Corp., Class A	7,350	$398,517
Corning, Inc.	12,810	238,266
FLIR Systems, Inc.	650	17,336
TE Connectivity Ltd.	3,710	239,072
		893,191
ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.	12,949	682,153
Cameron International Corp.(a)	1,680	114,257
Diamond Offshore Drilling, Inc.	25,060	498,193
Ensco PLC, Class A, Sponsored ADR	27,290	453,833
FMC Technologies, Inc.(a)	1,810	61,232
Halliburton Co.	14,910	572,246
Helmerich & Payne, Inc.	6,230	350,562
National-Oilwell Varco, Inc.	12,356	465,080
Schlumberger Ltd.	11,199	875,314
Transocean Ltd.	25,700	406,831
		4,479,701
FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.	6,740	1,065,729
CVS Corp.	14,585	1,440,706
SYSCO Corp.	17,170	708,263
The Kroger Co.	9,980	377,244
Walgreens Boots Alliance, Inc.	7,950	673,206
Wal-Mart Stores, Inc.	19,860	1,136,786
Whole Foods Market, Inc.	3,390	101,564
		5,503,498
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.	24,910	1,137,391
Campbell Soup Co.	2,690	136,625
ConAgra Foods, Inc.	5,130	208,021
General Mills, Inc.	7,920	460,231
Hormel Foods Corp.	1,850	124,967
J.M. Smucker Co.	1,470	172,563
Kellogg Co.	4,160	293,363
Keurig Green Mountain, Inc.	4,890	248,168
McCormick & Co., Inc.	2,000	167,960
Mead Johnson Nutrition Co., Class A	2,210	181,220
Mondelez International, Inc., Class A	16,230	749,177
The Hershey Co.	1,910	169,398
The Kraft Heinz Co.	6,096	475,305
Tyson Foods, Inc., Class A	26,460	1,173,766
		5,698,155
GAS UTILITIES (0.0%)
AGL Resources, Inc.	1,529	95,563

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Abbott Laboratories	18,150	$813,120
Baxter International, Inc.	6,010	224,714
Becton, Dickinson & Co.	3,001	427,703
Boston Scientific Corp.(a)	13,937	254,768
C.R. Bard, Inc.	1,042	194,177
DENTSPLY International, Inc.	1,940	118,049
Edwards Lifesciences Corp.(a)	4,290	674,173
Intuitive Surgical, Inc.(a)	903	448,430
Medtronic PLC	14,333	1,059,495
St. Jude Medical, Inc.	3,170	202,278
Stryker Corp.	3,900	372,918
Varian Medical Systems, Inc.(a)	1,460	114,654
Zimmer Holdings, Inc.	2,430	254,105
		5,158,584
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna, Inc.	3,694	423,997
AmerisourceBergen Corp.	7,500	723,825
Anthem, Inc.	10,860	1,511,169
Cardinal Health, Inc.	11,260	925,572
CIGNA Corp.	2,660	356,546
DaVita, Inc.(a)	8,190	634,807
Express Scripts Holding Co.(a)	6,791	586,607
Henry Schein, Inc.(a)	1,300	197,223
Humana, Inc.	6,949	1,241,300
Laboratory Corp. of America Holdings(a)	1,510	185,337
McKesson Corp.	2,497	446,464
Patterson Cos., Inc.	1,560	73,944
Quest Diagnostics, Inc.	1,980	134,541
UnitedHealth Group, Inc.	9,414	1,108,781
		8,550,113
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	5,950	394,426
HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp.	10,550	570,544
Chipotle Mexican Grill, Inc.(a)	973	622,944
Marriott International, Inc., Class A	2,154	165,384
McDonald’s Corp.	8,760	983,310
Royal Caribbean Cruises, Ltd.	1,660	163,261
Starbucks Corp.	13,360	835,935
Starwood Hotels & Resorts Worldwide, Inc.	1,760	140,571
Wyndham Worldwide Corp.	4,760	387,226
YUM! Brands, Inc.	3,970	281,513
		4,150,688

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOUSEHOLD DURABLES (1.3%)
D. R. Horton, Inc.	39,296	$1,156,874
Garmin Ltd.	1,030	36,534
Harman International Industries, Inc.	3,554	390,798
Leggett & Platt, Inc.	5,860	263,876
Lennar Corp., Class A	16,590	830,661
Mohawk Industries, Inc.(a)	658	128,639
Newell Rubbermaid, Inc.	2,490	105,651
Pulte Group, Inc.	3,415	62,597
Whirlpool Corp.	2,562	410,279
		3,385,909
HOUSEHOLD PRODUCTS (1.3%)
Clorox Co.	2,080	253,635
Colgate-Palmolive Co.	10,600	703,310
Kimberly-Clark Corp.	4,440	531,512
Procter & Gamble Co.	26,231	2,003,524
		3,491,981
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	25,180	324,570
The AES Corp.	41,960	459,462
		784,032
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	7,354	1,156,122
Danaher Corp.	7,040	656,902
Roper Industries, Inc.	1,465	273,003
		2,086,027
INSURANCE (7.0%)
ACE Ltd.	8,060	915,132
AFLAC, Inc.	12,800	816,000
American International Group, Inc.	29,164	1,839,082
Aon PLC	2,830	264,067
Assurant, Inc.	21,730	1,771,647
Chubb Corp.	6,630	857,590
Cincinnati Financial Corp.	9,542	574,715
Genworth Financial, Inc., Class A(a)	113,320	530,338
Hartford Financial Services Group, Inc.	25,630	1,185,644
Lincoln National Corp.	17,456	934,071
Loews Corp.	22,280	812,329
Marsh & McLennan Cos., Inc.	6,410	357,293
MetLife, Inc.	29,730	1,497,797
Principal Financial Group, Inc.	9,530	478,025
Progressive Corp.	20,380	675,189
Prudential Financial, Inc.	15,765	1,300,612
The Allstate Corp.	4,700	290,836
The Travelers Cos., Inc.	8,690	981,014
Torchmark Corp.	7,757	449,984

	Shares	Value
Unum Group	33,390	$1,156,964
XL Group PLC	21,540	820,243
		18,508,572
INTERNET & CATALOG RETAIL (1.7%)
Amazon.com, Inc.(a)	3,356	2,100,520
Expedia, Inc.	7,485	1,020,206
Netflix, Inc.(a)	3,761	407,617
Priceline.com, Inc.(a)	665	967,070
TripAdvisor, Inc.(a)	995	83,361
		4,578,774
INTERNET SOFTWARE & SERVICES (3.8%)
Akamai Technologies, Inc.(a)	10,670	648,949
Alphabet, Inc.(a)	2,702	1,920,609
Alphabet, Inc.(a)	2,780	2,049,944
eBay, Inc.(a)	17,460	487,134
Equinix, Inc.	2,428	720,339
Facebook, Inc.(a)	28,400	2,895,948
VeriSign, Inc.(a)	10,250	826,150
Yahoo!, Inc.(a)	16,640	592,717
		10,141,790
IT SERVICES (3.4%)
Accenture PLC, Class A	6,050	648,560
Alliance Data Systems Corp.(a)	1,401	416,531
Automatic Data Processing, Inc.	4,890	425,381
Cognizant Technology Solutions Corp., Class A(a)	11,570	788,033
Computer Sciences Corp.	8,690	578,667
Fidelity National Information Services, Inc.	3,146	229,406
Fiserv, Inc.(a)	5,980	577,130
International Business Machines Corp.	8,186	1,146,695
MasterCard, Inc., Class A	11,760	1,164,122
Paychex, Inc.	3,960	204,257
PayPal Holdings, Inc.(a)	11,060	398,271
Teradata Corp.(a)	1,230	34,575
Total System Services, Inc.	1,691	88,693
Visa, Inc., Class A	21,844	1,694,657
Western Union Co.	6,480	124,740
Xerox Corp.	57,345	538,470
		9,058,188
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,100	84,513
Mattel, Inc.	3,380	83,080
		167,593
LIFE SCIENCES TOOLS & SERVICES (0.2%)
Agilent Technologies, Inc.	5,060	191,066
PerkinElmer, Inc.	2,660	137,362
Waters Corp.(a)	1,690	215,982
		544,410

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MACHINERY (0.9%)
Caterpillar, Inc.	5,920	$432,101
Cummins, Inc.	1,770	183,213
Deere & Co.	6,432	501,696
Dover Corp.	1,190	76,672
Flowserve Corp.	960	44,506
Illinois Tool Works, Inc.	3,830	352,130
Ingersoll-Rand PLC	2,220	131,557
PACCAR, Inc.	2,915	153,475
Parker Hannifin Corp.	1,475	154,432
Pentair PLC	1,410	78,847
Snap-on, Inc.	570	94,557
Stanley Black & Decker, Inc.	1,462	154,943
Xylem, Inc.	1,020	37,138
		2,395,267
MEDIA (1.7%)
Cablevision Systems Corp., Class A	3,260	106,243
Discovery Communications, Inc.(a)	1,000	27,520
Discovery Communications, Inc., Class A(a)	3,840	113,050
Interpublic Group of Cos., Inc.	7,680	176,102
News Corp., Class A	50,110	771,694
News Corp., Class B	14,500	224,460
Omnicom Group, Inc.	3,910	292,937
Scripps Networks Interactive, Class A	2,020	121,362
Tegna, Inc. Com	3,420	92,477
The Walt Disney Co.	17,330	1,971,114
Time Warner Cable, Inc.	2,897	548,692
		4,445,651
METALS & MINING (0.5%)
Alcoa, Inc.	10,790	96,355
Freeport-McMoRan Copper & Gold, Inc., Class B	31,958	376,146
Newmont Mining Corp.	25,010	486,694
Nucor Corp.	8,490	359,127
		1,318,322
MULTILINE RETAIL (0.9%)
Dollar General Corp.	2,800	189,756
Dollar Tree, Inc.(a)	6,202	406,169
Kohl’s Corp.	11,830	545,599
Macy’s, Inc.	3,262	166,297
Nordstrom, Inc.	4,210	274,534
Target Corp.	10,970	846,665
		2,429,020
MULTI-UTILITIES (1.7%)
Ameren Corp.	8,900	388,752
CenterPoint Energy, Inc.	7,020	130,221
CMS Energy Corp.	4,200	151,494
Consolidated Edison, Inc.	9,980	656,185
Dominion Resources, Inc.	6,524	466,009

	Shares	Value
DTE Energy Co.	5,780	$471,590
NiSource, Inc.	3,160	60,546
PG&E Corp.	12,120	647,208
Public Service Enterprise Group, Inc.	5,076	209,588
SCANA Corp.	6,710	397,366
Sempra Energy	3,020	309,278
TECO Energy, Inc.	13,820	373,140
Wec Energy Group	3,415	176,078
		4,437,455
OIL, GAS & CONSUMABLE FUELS (8.2%)
Anadarko Petroleum Corp.	4,660	311,661
Apache Corp.	12,260	577,814
Cabot Oil & Gas Corp., Class A	13,830	300,249
Chesapeake Energy Corp.	57,170	407,622
Chevron Corp.	23,059	2,095,602
Cimarex Energy Co.	810	95,629
Columbia Pipeline Group, Inc.	3,160	65,633
ConocoPhillips	18,199	970,917
CONSOL Energy, Inc.	1,750	11,655
Devon Energy Corp.	15,100	633,143
EOG Resources, Inc.	8,604	738,653
EQT Corp.	1,370	90,516
Exxon Mobil Corp.	41,110	3,401,441
Hess Corp.	15,900	893,739
Kinder Morgan, Inc.	16,110	440,608
Marathon Oil Corp.	34,180	628,228
Marathon Petroleum Corp.	25,850	1,339,030
Murphy Oil Corp.	16,020	455,449
Newfield Exploration Co.(a)	28,250	1,135,367
Noble Energy, Inc.	3,480	124,723
Occidental Petroleum Corp.	11,572	862,577
ONEOK, Inc.	1,910	64,787
Phillips 66	19,279	1,716,795
Pioneer Natural Resources Co.	1,326	181,848
Range Resources Corp.	7,270	221,299
Southwestern Energy Co.(a)	2,650	29,256
Spectra Energy Corp.	6,543	186,934
Tesoro Corp.	13,330	1,425,377
Valero Energy Corp.	31,090	2,049,453
Williams Cos., Inc.	10,410	410,570
		21,866,575
PAPER & FOREST PRODUCTS (0.1%)
International Paper Co.	4,600	196,374
PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	2,750	221,265
PHARMACEUTICALS (2.3%)
AbbVie, Inc.	20,270	1,207,078
Allergan PLC(a)	6,595	2,034,360
Eli Lilly & Co.	10,640	867,905

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ENDO International PLC(a)	3,250	$194,967
Mallinckrodt PLC(a)	1,850	121,489
Mylan NV(a)	10,830	477,495
Perrigo Co. PLC	2,101	331,412
Zoetis, Inc.	18,980	816,330
		6,051,036
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,330	141,738
Nielsen Holdings PLC	4,250	201,917
Robert Half International, Inc.	7,110	374,413
The Dun & Bradstreet Corp.	420	47,825
Verisk Analytics, Inc.(a)	1,560	111,712
		877,605
REAL ESTATE INVESTMENT TRUSTS (2.8%)
American Tower Corp.	8,870	906,780
Apartment Investment & Management Co., Class A	619	24,259
AvalonBay Communities, Inc.	2,841	496,692
Boston Properties, Inc.	3,130	393,911
Crown Castle International Corp.	3,190	272,617
Equity Residential	7,290	563,663
Essex Property Trust, Inc.	1,616	356,231
General Growth Properties, Inc.	7,680	222,336
HCP, Inc.	4,660	173,352
Host Hotels & Resorts, Inc.	24,123	418,052
Iron Mountain, Inc.	1,969	60,330
Kimco Realty Corp.	17,070	456,964
Macerich Co.	3,770	319,470
Plum Creek Timber Co., Inc.	2,090	85,147
Prologis, Inc.	5,402	230,827
Public Storage, Inc.	1,439	330,193
Realty Income Corp.	2,420	119,693
Simon Property Group, Inc.	3,161	636,815
SL Green Realty Corp.	1,210	143,530
Ventas, Inc.	6,460	347,031
Vornado Realty Trust	1,855	186,520
Welltower, Inc.	7,970	517,014
Weyerhaeuser Co.	5,751	168,677
		7,430,104
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc.(a)	12,470	464,882
ROAD & RAIL (0.7%)
CSX Corp.	8,930	241,021
J.B. Hunt Transport Services, Inc.	720	54,986
Kansas City Southern	1,050	86,898
Norfolk Southern Corp.	2,950	236,088
Ryder System, Inc.	4,560	327,317
Union Pacific Corp.	10,842	968,733
		1,915,043

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Altera Corp.	2,990	$157,124
Analog Devices, Inc.	2,780	167,133
Applied Materials, Inc.	12,260	205,600
Avago Technologies Ltd.	7,890	971,496
Broadcom Corp., Class A	4,900	251,860
First Solar, Inc.(a)	14,800	844,636
Intel Corp.	46,980	1,590,743
KLA-Tencor Corp.	1,530	102,694
Lam Research Corp.	3,873	296,633
Linear Technology Corp.	1,680	74,626
Microchip Technology, Inc.	1,780	85,956
Micron Technology, Inc.(a)	35,570	589,039
NVIDIA Corp.	14,165	401,861
Qorvo, Inc.(a)	5,520	242,494
Skyworks Solutions, Inc.	7,530	581,617
Texas Instruments, Inc.	9,620	545,646
Xilinx, Inc.	2,480	118,098
		7,227,256
SOFTWARE (3.0%)
Activision Blizzard, Inc.	17,690	614,905
Adobe Systems, Inc.(a)	4,584	406,418
Autodesk, Inc.(a)	2,060	113,691
CA, Inc.	4,300	119,153
Citrix Systems, Inc.(a)	4,280	351,388
Intuit, Inc.	2,620	255,267
Microsoft Corp.	69,560	3,661,638
Oracle Corp.	28,901	1,122,515
Red Hat, Inc.(a)	7,910	625,760
Salesforce.com, Inc.(a)	5,640	438,284
Symantec Corp.	6,842	140,945
		7,849,964
SPECIALTY RETAIL (3.9%)
Advance Auto Parts, Inc.	3,932	780,227
AutoNation, Inc.(a)	440	27,804
AutoZone, Inc.(a)	722	566,344
Bed Bath & Beyond, Inc.(a)	1,430	85,271
Best Buy Co., Inc.	24,750	866,992
CarMax, Inc.(a)	1,810	106,808
GameStop Corp., Class A	27,632	1,273,006
Gap, Inc.	2,780	75,672
Home Depot, Inc.	13,590	1,680,268
L Brands, Inc.	2,350	225,553
Lowe’s Cos., Inc.	13,430	991,537
O’Reilly Automotive, Inc.(a)	3,431	947,848
Ross Stores, Inc.	7,600	384,408
Signet Jewelers Ltd.	4,430	668,664
Staples, Inc.	76,525	994,060
Tiffany & Co.	970	79,967

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TJX Cos., Inc.	6,100	$446,459
Tractor Supply Co.	1,150	106,248
Urban Outfitters, Inc.(a)	440	12,584
		10,319,720
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.4%)
Apple Computer, Inc.	54,441	6,505,699
EMC Corp.	18,100	474,582
Hewlett-Packard Co.	28,260	761,890
NetApp, Inc.	2,920	99,280
SanDisk Corp.	4,610	354,970
Seagate Technology PLC	10,500	399,630
Western Digital Corp.	5,700	380,874
		8,976,925
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach, Inc.	2,690	83,928
Fossil Group, Inc.(a)	320	17,411
Hanesbrands, Inc.	11,320	361,561
Michael Kors Holdings Ltd.(a)	5,860	226,430
NIKE, Inc., Class B	8,130	1,065,274
PVH Corp.	770	70,032
Ralph Lauren Corp.	685	75,877
Under Armour, Inc., Class A(a)	10,900	1,036,372
VF Corp.	6,385	431,115
		3,368,000
THRIFTS & MORTGAGE FINANCE (0.3%)
Hudson City Bancorp, Inc.	28,930	292,772
People’s United Financial, Inc.	37,650	600,517
		893,289
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,500	97,900
United Rentals, Inc.(a)	4,750	355,585
W.W. Grainger, Inc.	611	128,310
		581,795
TOTAL COMMON STOCKS		262,742,592

	Shares	Value
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	$—
Safeway, Inc.(a)(b)	25,130	—
		—
TOTAL RIGHTS		—
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(c)	2,254,853	2,254,853
TOTAL MONEY MARKET FUND		2,254,853
TOTAL INVESTMENTS (COST $243,352,998) 99.8%		264,997,445
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		322,061
NET ASSETS 100.0%		$265,319,506
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of October 31, 2015.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trusts	7.4%
Insurance	5.9
Banks	5.4
Electronic Equipment, Instruments & Components	4.8
Specialty Retail	3.9
Software	3.9
Machinery	3.8
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	3.3
Chemicals	3.0
Energy Equipment & Services	2.7
IT Services	2.6
Oil, Gas & Consumable Fuels	2.5
Household Durables	2.2
Food Products	2.1
Commercial Services & Supplies	2.0
Professional Services	1.9
Hotels, Restaurants & Leisure	1.8
Aerospace & Defense	1.8
Semiconductors & Semiconductor Equipment	1.7
Building Products	1.7
Capital Markets	1.5
Metals & Mining	1.5
Gas Utilities	1.4
Textiles, Apparel & Luxury Goods	1.3
Construction & Engineering	1.3
Internet Software & Services	1.3
Airlines	1.2
Thrifts & Mortgage Finance	1.1
Pharmaceuticals	1.1
Electrical Equipment	1.1
Life Sciences Tools & Services	1.1
Communications Equipment	1.1

Industry Diversification	Percent*
Electric Utilities	1.1%
Media	1.0
Household Products	0.9
Containers & Packaging	0.9
Road & Rail	0.9
Consumer Finance	0.8
Paper & Forest Products	0.8
Biotechnology	0.8
Multi-Utilities	0.7
Food & Staples Retailing	0.7
Leisure Products	0.7
Auto Components	0.7
Money Market Funds	0.7
Technology Hardware, Storage & Peripherals	0.6
Trading Companies & Distributors	0.6
Real Estate Management & Development	0.5
Distributors	0.5
Diversified Financial Services	0.5
Diversified Consumer Services	0.5
Diversified Telecommunication Services	0.4
Health Care Technology	0.4
Air Freight & Logistics	0.4
Personal Products	0.3
Construction Materials	0.3
Wireless Telecommunication Services	0.3
Multiline Retail	0.3
Marine	0.2
Water Utilities	0.2
Industrial Conglomerates	0.2
Automobiles	0.1
Internet & Catalog Retail	0.1
Independent Power and Renewable Electricity Producers	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of October 31, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.8%)
AAR Corp.	10,310	$233,934
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	55,733
AeroVironment, Inc.(a)	820	18,917
American Science & Engineering, Inc.	370	13,868
BE Aerospace, Inc.	4,590	215,500
Cubic Corp.	960	43,056
Curtiss-Wright Corp.	3,150	219,114
Engility Holdings, Inc.(a)	4,570	147,108
Esterline Technologies Corp.(a)	1,560	120,198
Huntington Ingalls Industries, Inc.	2,170	260,270
KLX, Inc.(a)	2,310	90,344
Moog, Inc., Class A(a)	1,680	103,757
National Presto Industries, Inc.	2,200	193,710
Orbital ATK, Inc.	5,223	447,193
TASER International, Inc.(a)	11,500	269,215
Teledyne Technologies, Inc.(a)	1,820	162,399
Triumph Group, Inc.	3,990	185,854
		2,780,170
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,250	257,750
Echo Global Logistics, Inc.(a)	960	22,839
Forward Air Corp.	2,330	105,689
Hub Group, Inc., Class A(a)	5,230	209,095
UTI Worldwide, Inc.(a)	4,800	34,224
		629,597
AIRLINES (1.2%)
Alaska Air Group, Inc.	6,920	527,650
Allegiant Travel Co.	1,282	253,131
Hawaiian Holdings, Inc.(a)	2,140	74,258
JetBlue Airways Corp.(a)	23,020	571,817
Republic Airways Holdings, Inc.(a)	1,470	8,467
SkyWest, Inc.	24,220	461,149
		1,896,472
AUTO COMPONENTS (0.7%)
Dana Holding Corp.	10,150	170,520
Dorman Products, Inc.(a)	1,330	62,085
Drew Industries, Inc.	1,070	64,018
Gentex Corp.	15,060	246,833
Gentherm, Inc.(a)	7,000	344,120
Standard Motor Products, Inc.	790	34,958
Superior Industries International, Inc.	8,890	174,955
		1,097,489
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,950	105,456
Winnebago Industries, Inc.	5,620	117,964
		223,420
BANKS (5.4%)
Associated Bancorp	13,460	260,316
BancorpSouth, Inc.	4,170	103,958
Bank of Hawaii Corp.	2,080	136,198

	Shares	Value
Bank of the Ozarks, Inc.	5,240	$262,105
Banner Corp.	850	41,709
BBCN Bancorp, Inc.	4,840	81,264
Boston Private Financial Holdings, Inc.	12,130	139,010
Cardinal Financial Corp.	1,420	32,277
Cathay General Bancorp	3,620	113,306
Central Pacific Financial Corp.	3,420	76,471
City Holding Co.	460	22,002
City National Corp.	2,210	198,016
Columbia Banking System, Inc.	1,970	65,640
Commerce Bancshares, Inc.	3,144	143,209
Community Bank System, Inc.	1,190	48,504
Cullen/Frost Bankers, Inc.	2,720	186,157
CVB Financial Corp.	3,720	64,914
East West Bancorp, Inc.	5,780	233,454
F.N.B. Corp.	9,910	133,488
First Bancorp(a)	20,352	77,134
First Commonwealth Financial Corp.	4,950	45,490
First Financial Bancorp	2,060	39,717
First Financial Bankshares, Inc.	2,770	92,130
First Horizon National Corp.	10,170	144,211
First Midwest Bancorp, Inc.	11,530	205,465
First NBC Bank Holding Co.(a)	520	19,339
First Niagara Financial Group, Inc.	19,580	202,653
FirstMerit Corp.	10,820	203,308
Fulton Financial Corp.	11,380	152,720
Glacier Bancorp, Inc.	7,010	191,794
Hancock Holding Co.	5,809	160,328
Hanmi Financial Corp.	1,231	31,390
Home Bancshares, Inc.	5,356	229,880
Independent Bank Corp. – Massachusetts	930	43,468
International Bancshares Corp.	5,380	144,991
LegacyTexas Financial Group, Inc.	1,400	40,180
MB Financial, Inc.	6,401	206,368
National Penn Bancshares, Inc.	5,310	63,932
NBT Bancorp	1,390	39,073
OFG BanCorp	9,260	85,285
Old National Bancorp	4,940	69,160
PacWest Bancorp	4,580	206,283
Pinnacle Financial Partners, Inc.	2,970	156,281
PrivateBancorp, Inc.	5,630	235,503
Prosperity Bancshares, Inc.	3,950	202,951
S & T Bancorp, Inc.	890	28,373
Signature Bank(a)	2,900	431,868
Simmons First National Corp., Class A	1,140	58,756
Southside Bancshares, Inc.	850	22,865
Sterling BanCorp	2,958	45,524
SVB Financial Group(a)	2,390	291,747
Synovus Financial Corp.	6,182	195,537
Talmer BanCorp, Inc., Class A	1,180	19,848
TCF Financial Corp.	8,790	135,278
Texas Capital Bancshares, Inc.(a)	2,100	115,920
Tompkins Financial Corp.	549	29,800
Trustmark Corp.	5,260	126,398
UMB Financial Corp.	1,830	89,816
Umpqua Holdings Corp.	13,730	229,291

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Bankshares, Inc.	2,440	$96,502
United Community Banks, Inc.	2,612	52,658
Valley National Bancorp	12,762	134,001
Webster Financial Corp.	3,820	141,722
WestAmerica Bancorp	990	43,768
Wilshire Bancorp, Inc.	5,980	63,926
Wintrust Financial Corp.	3,890	196,406
		8,181,036
BIOTECHNOLOGY (0.8%)
Acorda Therapeutics, Inc.(a)	1,850	66,674
Emergent BioSolutions, Inc.(a)	1,310	42,117
Enanta Pharmaceuticals, Inc.(a)	590	16,573
Ligand Pharmaceuticals, Inc., Class B(a)	2,230	201,481
MiMedx Group, Inc.(a)	21,160	154,045
Momenta Pharmaceuticals, Inc.(a)	2,320	38,071
Repligen Corp.(a)	7,410	246,308
Spectrum Pharmaceuticals, Inc.(a)	2,900	15,109
United Therapeutics Corp.(a)	3,113	456,459
		1,236,837
BUILDING PRODUCTS (1.7%)
A.O. Smith Corp.	3,310	254,274
AAON, Inc.	1,898	38,852
American Woodmark Corp.(a)	650	47,255
Apogee Enterprises, Inc.	4,360	215,951
Fortune Brands Home & Security, Inc.	6,600	345,378
Gibraltar Industries, Inc.(a)	16,360	414,235
Griffon Corp.	17,630	302,884
Lennox International, Inc.	1,840	244,371
PGT, Inc.(a)	17,420	210,085
Quanex Building Products Corp.	2,085	39,344
Simpson Manufacturing Co., Inc.	1,490	56,590
Universal Forest Products, Inc.	5,180	376,223
		2,545,442
CAPITAL MARKETS (1.5%)
Calamos Asset Management, Inc., Class A	8,680	81,505
Eaton Vance Corp.	4,780	172,606
Evercore Partners, Inc.	1,600	86,400
Federated Investors, Inc., Class B	3,700	113,701
Financial Engines, Inc.	2,160	69,466
Greenhill & Co., Inc.	1,160	29,951
HFF, Inc., Class A	5,200	179,504
Interactive Brokers Group, Inc., Class A	2,650	109,021
Investment Technology Group, Inc.	1,570	25,136
Janus Capital Group, Inc.	6,870	106,691
Piper Jaffray Cos., Inc.(a)	850	30,234
Raymond James Financial, Inc.	5,550	305,861
SEI Investments Co.	7,010	363,258
Stifel Financial Corp.(a)	3,005	133,512
Virtus Investment Partners, Inc.	397	46,465
Waddell & Reed Financial, Inc., Class A	3,460	127,812
Wisdomtree Investments, Inc.	12,470	239,798
		2,220,921

	Shares	Value
CHEMICALS (3.0%)
A. Schulman, Inc.	4,980	$178,732
Albemarle Corp.	4,950	264,924
American Vanguard Corp.	6,400	85,824
Ashland, Inc.	3,170	347,812
Balchem Corp.	2,225	151,967
Cabot Corp.	6,190	222,469
Calgon Carbon Corp.	2,250	38,700
Cytec Industries, Inc.	4,500	334,890
Flotek Industries, Inc.(a)	7,720	139,732
FutureFuel Corp.	5,990	92,306
H.B. Fuller Co.	2,270	86,237
Hawkins, Inc.	250	10,360
Innophos Holdings, Inc.	920	39,091
Innospec, Inc.	2,250	124,290
Intrepid Potash, Inc.(a)	2,370	9,148
Koppers Holdings, Inc.	3,530	66,929
Kraton Performance Polymers, Inc.(a)	12,070	246,107
LSB Industries, Inc.(a)	2,710	42,411
Mineral Technologies, Inc.	2,720	160,317
NewMarket Corp.	542	213,407
Olin Corp.	9,160	175,689
PolyOne Corp.	3,670	122,725
Quaker Chemical Corp.	730	57,947
Rayonier, Inc.	1,793	16,531
RPM International, Inc.	5,420	247,748
Sensient Technologies Corp.	2,080	135,762
Stepan Co.	5,340	282,646
The Chemours Co.	5,920	41,026
The Scotts Miracle-Gro Co., Class A	2,030	134,305
Tredegar Industries, Inc.	7,780	110,943
Valspar Corp.	4,130	334,324
		4,515,299
COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.	8,760	248,784
Brady Corp., Class A	1,950	44,362
Clean Harbors, Inc.(a)	2,350	109,251
Copart, Inc.(a)	4,690	169,825
Deluxe Corp.	2,260	134,583
Essendant, Inc.	6,220	215,025
G & K Services, Inc., Class A	990	65,162
Healthcare Services Group, Inc.	3,162	117,816
Herman Miller, Inc.	2,400	76,152
HNI Corp.	1,880	80,727
Interface, Inc.	2,590	50,634
Matthews International Corp., Class A	1,530	88,327
Mobile Mini, Inc.	1,940	66,426
MSA Safety, Inc.	1,390	60,437
R.R. Donnelley & Sons Co.	17,290	291,682
Rollins, Inc.	3,675	98,564
Tetra Tech, Inc.	4,720	126,968
The Brink’s Co.	8,050	249,389
UniFirst Corp.	860	90,360
US Ecology, Inc.	3,350	131,354

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Viad Corp.	9,180	$276,410
Waste Connections, Inc.	5,272	287,219
		3,079,457
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	2,280	35,408
Arris Group, Inc.(a)	11,259	318,179
Bel Fuse, Inc., Class B	4,790	86,364
Black Box Corp.	2,710	33,089
CalAmp Corp.(a)	1,750	33,180
Ciena Corp.(a)	4,820	116,355
Comtech Telecommunications Corp.	570	13,771
Digi International, Inc.(a)	16,180	208,722
Harmonic, Inc.(a)	7,710	44,409
InterDigital, Inc.	3,480	176,575
Ixia(a)	2,410	34,728
Lumentum Holdings, Inc.(a)	1,914	27,447
NETGEAR, Inc.(a)	3,130	129,582
Plantronics, Inc.	1,740	93,299
Polycom, Inc.(a)	5,770	79,511
Ruckus Wireless, Inc.(a)	1,970	22,222
ViaSat, Inc.(a)	2,730	180,071
Viavi Solutions, Inc.(a)	9,570	56,941
		1,689,853
CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	14,262	420,301
Aegion Corp.(a)	11,640	224,536
Comfort Systems USA, Inc.	11,450	365,598
Dycom Industries, Inc.(a)	1,500	114,135
EMCOR Group, Inc.	6,120	295,474
Granite Construction, Inc.	3,500	114,940
KBR, Inc.	19,120	352,573
MYR Group, Inc.(a)	710	15,975
Orion Marine Group, Inc.(a)	2,040	7,976
		1,911,508
CONSTRUCTION MATERIALS (0.3%)
Eagle Materials, Inc., Class A	4,530	299,116
Headwaters, Inc.(a)	10,090	207,349
		506,465
CONSUMER FINANCE (0.8%)
Cash America International, Inc.	16,110	556,278
Encore Capital Group, Inc.(a)	1,240	50,468
Enova International, Inc.(a)	5,243	68,159
EZCORP, Inc., Class A(a)	23,560	156,910
First Cash Financial Services, Inc.(a)	1,240	47,306
Green Dot Corp., Class A(a)	1,560	28,923
PRA Group, Inc.(a)	3,640	199,472
SLM Corp.(a)	19,720	139,223
World Acceptance Corp.(a)	410	15,633
		1,262,372

	Shares	Value
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,840	$208,911
Bemis Co., Inc.	5,530	253,163
Greif, Inc., Class A	5,550	181,929
Myers Industries, Inc.	1,120	17,483
Packaging Corp. of America	5,790	396,326
Silgan Holdings, Inc.	1,870	95,127
Sonoco Products Co.	3,970	169,479
		1,322,418
DISTRIBUTORS (0.5%)
Core-Mark Holding Co., Inc.	1,060	86,167
LKQ Corp.(a)	14,600	432,306
Pool Corp.	1,950	159,003
VOXX International Corp.(a)	14,560	75,130
		752,606
DIVERSIFIED CONSUMER SERVICES (0.5%)
American Public Education, Inc.(a)	980	21,295
Apollo Group, Inc., Class A(a)	4,060	29,476
Capella Education Co.	610	27,542
Career Education Corp.(a)	3,860	13,935
DeVry, Inc.	2,490	58,664
Graham Holdings Co.	242	133,698
Regis Corp.(a)	3,160	52,203
Service Corp. International	11,620	328,381
Sotheby’s	2,820	97,713
Strayer Education, Inc.(a)	582	30,799
Universal Technical Institute, Inc.	1,390	5,908
		799,614
DIVERSIFIED FINANCIAL SERVICES (0.5%)
CBOE Holdings, Inc.	3,510	235,310
MarketAxess Holdings, Inc.	1,680	170,201
MSCI, Inc., Class A	4,290	287,430
		692,941
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	5,090	54,259
Atlantic Tele-Network, Inc.	570	43,560
Cincinnati Bell, Inc.(a)	9,960	37,549
Consolidated Communications Holdings, Inc.	5,230	115,583
General Communication, Inc., Class A(a)	15,610	317,898
Iridium Communications, Inc.(a)	2,390	19,622
Lumos Networks Corp.	1,120	14,515
		602,986
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,980	99,416
Cleco Corp.	2,430	128,790
El Paso Electric Co.	1,520	58,778
Great Plains Energy, Inc.	10,781	296,478

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Hawaiian Electric Industries, Inc.	6,940	$203,064
IDACORP, Inc.	2,160	144,396
OGE Energy Corp.	7,840	223,518
PNM Resources, Inc.	3,900	109,668
UIL Holdings Corp.	2,520	128,495
Westar Energy, Inc.	5,820	231,054
		1,623,657
ELECTRICAL EQUIPMENT (1.1%)
Acuity Brands, Inc.	2,354	514,585
AZZ, Inc.	2,340	129,472
Encore Wire Corp.	4,160	177,923
EnerSys	2,120	129,299
Franklin Electric Co., Inc.	1,500	49,440
General Cable Corp.	7,480	115,117
Hubbell, Inc., Class B	2,420	234,377
Powell Industries, Inc.	2,460	81,967
REGAL-BELOIT Corp.	3,180	202,852
Vicor Corp.(a)	910	8,791
		1,643,823
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.8%)
Agilysys, Inc.(a)	570	6,481
Anixter International, Inc.(a)	3,310	227,000
Arrow Electronics, Inc.(a)	8,730	480,063
Avnet, Inc.	11,800	536,074
Badger Meter, Inc.	720	43,617
Belden CDT, Inc.	2,060	131,902
Benchmark Electronics, Inc.(a)	12,920	255,557
Checkpoint Systems, Inc.	1,780	13,314
Cognex Corp.	4,960	186,496
Coherent, Inc.(a)	1,200	65,040
CTS Corp.	1,420	25,816
Daktronics, Inc.	2,400	23,280
DTS, Inc.(a)	4,900	145,824
Electro Scientific Industries, Inc.	1,040	4,857
Fabrinet(a)	8,160	176,827
FARO Technologies, Inc.(a)	770	26,018
FEI Co.	1,900	137,161
II-VI, Inc.(a)	8,190	148,403
Ingram Micro, Inc.	16,920	503,878
Insight Enterprises, Inc.(a)	11,300	287,020
IPG Photonics Corp.(a)	1,640	135,497
Itron, Inc.(a)	1,740	63,910
Jabil Circuit, Inc.	15,070	346,309
Keysight Technologies, Inc.(a)	6,880	227,590
Knowles Corp.(a)	3,600	59,976
Littelfuse, Inc.	1,170	116,918
Mercury Computer Systems, Inc.(a)	1,980	33,977
Methode Electronics, Inc., Class A	5,760	191,981
MTS Systems Corp.	790	52,164
National Instruments Corp.	3,885	118,376
Newport Corp.(a)	1,670	25,234
OSI Systems, Inc.(a)	910	78,424
Park Electrochemical Corp.	760	12,418
Plexus Corp.(a)	5,050	174,831
Rofin-Sinar Technologies, Inc.(a)	1,370	39,675

	Shares	Value
Rogers Corp.(a)	920	$42,798
Sanmina Corp.(a)	11,720	242,252
ScanSource, Inc.(a)	6,470	223,280
SYNNEX Corp.	3,910	345,800
Tech Data Corp.(a)	6,330	460,761
Trimble Navigation Ltd.(a)	10,540	239,785
TTM Technologies, Inc.(a)	38,260	279,298
Vishay Intertechnology, Inc.	15,800	167,480
Zebra Technologies Corp., Class A(a)	3,330	256,077
		7,359,439
ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics, Inc.	8,580	141,999
Basic Energy Services, Inc.(a)	40,810	151,405
Bristow Group, Inc.	2,690	93,424
CARBO Ceramics, Inc.	4,670	81,819
Dril-Quip, Inc.(a)	1,920	118,195
Era Group, Inc.(a)	1,110	15,440
Exterran Holdings, Inc.	6,010	130,657
Geospace Technologies Corp.(a)	4,890	75,110
Gulf Island Fabrication, Inc.	11,380	115,052
Gulfmark Offshore, Inc., Class A	7,780	48,547
Helix Energy Solutions Group, Inc.(a)	6,420	37,108
Hornbeck Offshore Services, Inc.(a)	8,620	116,456
ION Geophysical Corp.(a)	41,730	15,440
Matrix Service Co.(a)	9,270	210,429
Nabors Industries Ltd.	35,080	352,203
Newpark Resources, Inc.(a)	15,090	85,409
Noble Corp. PLC	27,100	365,037
Oceaneering International, Inc.	4,400	184,888
Oil States International, Inc.(a)	4,370	131,144
Patterson-UTI Energy, Inc.	18,970	282,463
Pioneer Energy Services Corp.(a)	53,990	124,717
Rowan Cos., Inc., Class A	13,670	269,026
SEACOR Holdings, Inc.(a)	3,090	180,518
Superior Energy Services, Inc.	15,290	216,506
Tesco Corp.	9,520	76,160
TETRA Technologies, Inc.(a)	31,000	208,940
Tidewater, Inc.	8,850	109,298
Unit Corp.(a)	7,920	99,871
US Silica Holdings, Inc.	5,920	106,915
		4,144,176
FOOD & STAPLES RETAILING (0.7%)
Casey’s General Stores, Inc.	3,020	320,784
SpartanNash Co.	10,214	284,971
SuperValu, Inc.(a)	9,750	64,057
The Andersons, Inc.	4,645	164,433
United Natural Foods, Inc.(a)	3,610	182,125
		1,016,370
FOOD PRODUCTS (2.1%)
B&G Foods, Inc.	2,440	88,548
Calavo Growers, Inc.	3,010	154,744
Cal-Maine Foods, Inc.	3,910	209,029
Darling International, Inc.(a)	6,830	69,120
Dean Foods Co.	9,210	166,793

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Diamond Foods, Inc.(a)	1,140	$45,167
Flowers Foods, Inc.	7,163	193,401
Hain Celestial Group, Inc.(a)	6,640	331,004
Ingredion, Inc.	3,270	310,846
J & J Snack Foods Corp.	1,300	159,627
Lancaster Colony Corp.	980	111,446
Post Holdings, Inc.(a)	2,665	171,279
Sanderson Farms, Inc.	980	68,120
Seneca Foods Corp., Class A(a)	10,380	302,888
Snyders-Lance, Inc.	4,880	173,435
Tootsie Roll Industries, Inc.	931	29,550
TreeHouse Foods, Inc.(a)	1,980	169,567
Whitewave Foods Co., Class A(a)	10,450	428,241
		3,182,805
GAS UTILITIES (1.4%)
Atmos Energy Corp.	5,350	337,050
National Fuel Gas Co.	3,680	193,310
New Jersey Resources Corp.	3,460	109,613
Northwest Natural Gas Co.	990	47,292
One Gas, Inc.	4,950	241,758
Piedmont Natural Gas Co., Inc.	2,910	166,772
Questar Corp.	6,950	143,517
South Jersey Industries, Inc.	2,500	66,275
Southwest Gas Corp.	2,030	124,764
The Laclede Group, Inc.	3,110	182,153
UGI Corp.	9,980	365,967
WGL Holdings, Inc.	3,150	196,025
		2,174,496
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abaxis, Inc.	2,530	127,031
ABIOMED, Inc.(a)	4,980	366,827
Align Technology, Inc.(a)	4,070	266,422
Analogic Corp.	660	57,829
AngioDynamics, Inc.(a)	1,660	20,883
Anika Therapeutics, Inc.(a)	3,150	121,338
Cantel Medical Corp.	2,937	174,105
CONMED Corp.	1,230	49,889
CryoLife, Inc.	2,420	25,507
Cynosure, Inc.(a)	4,510	169,757
Greatbatch, Inc.(a)	1,260	67,347
Haemonetics Corp.(a)	2,230	75,330
Halyard Health, Inc.(a)	6,250	185,500
Hill-Rom Holdings, Inc.	2,600	136,994
Hologic, Inc.(a)	10,260	398,704
ICU Medical, Inc.(a)	740	81,378
IDEXX Laboratories, Inc.(a)	5,200	356,824
Inogen, Inc.(a)	670	28,636
Integra LifeSciences Holdings Corp.(a)	1,470	87,568
Invacare Corp.	9,130	157,766
LivaNova PLC(a)	1,230	81,524
Masimo Corp.(a)	2,230	88,486
Meridian Bioscience, Inc.	1,900	36,119
Merit Medical Systems, Inc.(a)	2,095	38,841
Natus Medical, Inc.(a)	4,800	218,544
Neogen Corp.(a)	1,642	88,750

	Shares	Value
NuVasive, Inc.(a)	2,190	$103,280
ResMed, Inc.	6,000	345,660
Sirona Dental Systems, Inc.(a)	3,140	342,668
STERIS Corp.	3,780	283,311
SurModics, Inc.(a)	1,050	22,397
Teleflex, Inc.	2,080	276,640
Vascular Solutions, Inc.(a)	680	21,842
West Pharmaceutical Services, Inc.	3,220	193,232
		5,096,929
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Aceto Corp.	1,250	37,700
Air Methods Corp.(a)	1,700	69,581
Almost Family, Inc.(a)	6,570	271,867
Amedisys, Inc.(a)	1,439	56,956
AMN Healthcare Services, Inc.(a)	7,710	218,733
AmSurg Corp.(a)	2,340	164,011
Centene Corp.(a)	8,280	492,494
Chemed Corp.	1,810	284,695
CorVel Corp.(a)	790	26,228
Cross Country Healthcare, Inc.(a)	1,970	26,595
ExamWorks Group, Inc.(a)	5,600	158,144
Hanger Orthopedic Group, Inc.(a)	8,710	125,598
Health Net, Inc.(a)	6,740	433,112
HealthEquity, Inc.(a)	1,430	46,775
Healthways, Inc.(a)	1,850	21,774
IPC The Hospitalist Co.(a)	870	68,295
Kindred Healthcare, Inc.	13,548	181,543
Landauer, Inc.	540	21,325
LHC Group, Inc.(a)	6,580	296,528
Magellan Health Services, Inc.(a)	4,540	242,436
Molina Healthcare, Inc.(a)	4,815	298,530
Owens & Minor, Inc.	8,265	296,300
PharMerica Corp.(a)	10,220	291,985
Providence Service Corp.(a)	710	36,671
Select Medical Holdings Corp.	4,040	45,652
The Ensign Group, Inc.	3,180	134,069
VCA Antech, Inc.(a)	5,340	292,472
WellCare Group, Inc.(a)	4,280	379,208
		5,019,277
HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	6,676	93,865
Computer Programs & Systems, Inc.	530	20,145
Healthstream, Inc.(a)	1,070	25,477
HMS Holdings Corp.(a)	3,610	38,013
MedAssets, Inc.(a)	2,540	60,147
Medidata Solutions, Inc.(a)	2,420	104,060
Omnicell, Inc.(a)	6,120	166,464
Quality Systems, Inc.	2,170	30,489
		538,660
HOTELS, RESTAURANTS & LEISURE (1.8%)
Biglari Holdings, Inc.(a)	458	175,932
Bob Evans Farms, Inc.	1,240	53,655
Cracker Barrel Old Country Store, Inc.	1,330	182,822
DineEquity, Inc.	1,140	95,133

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Domino’s Pizza, Inc.	3,400	$362,678
Dunkin’ Brands Group, Inc.	5,470	226,513
International Speedway Corp., Class A	3,850	133,556
Interval Leisure Group, Inc.	2,280	40,242
Jack in the Box, Inc.	2,860	213,156
Marcus Corp.	5,690	117,726
Marriott Vacations Worldwide Corp.	2,300	148,120
Panera Bread Co., Class A(a)	1,194	211,780
Papa John’s International, Inc.	3,320	232,964
Popeyes Louisiana Kitchen, Inc.(a)	3,050	172,142
Sonic Corp.	5,810	165,817
The Wendy’s Co.	15,590	142,804
		2,675,040
HOUSEHOLD DURABLES (2.2%)
CalAtlantic Group, Inc.(a)	9,631	366,845
Ethan Allen Interiors, Inc.	1,170	31,836
Helen of Troy Ltd.(a)	2,150	213,302
iRobot Corp.(a)	1,210	36,312
Jarden Corp.(a)	8,282	371,034
KB HOME	4,230	55,413
La-Z-Boy, Inc.	2,410	68,805
M.D.C. Holdings, Inc.	8,390	218,056
M/I Homes, Inc.(a)	11,410	261,859
Meritage Homes Corp.(a)	6,130	216,144
NVR, Inc.(a)	269	440,557
Tempur-Pedic International, Inc.(a)	4,300	334,712
Toll Brothers, Inc.(a)	11,900	428,043
TopBuild Corp.(a)	1,390	39,101
TRI Pointe Group, Inc.(a)	5,150	66,847
Tupperware Corp.	2,320	136,578
Universal Electronics, Inc.(a)	1,920	91,334
		3,376,778
HOUSEHOLD PRODUCTS (0.9%)
Central Garden & Pet Co.(a)	8,050	128,076
Central Garden & Pet Co., Class A(a)	29,130	491,714
Church & Dwight Co., Inc.	5,800	499,322
Energizer Holdings, Inc.	2,700	115,641
WD-40 Co.	760	72,641
		1,307,394
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.0%)
Talen Energy Corp.(a)	2,720	23,610
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,930	254,910
INSURANCE (5.9%)
Alleghany Corp.(a)	882	437,710
American Equity Investment Life Holding Co.	3,200	82,176
American Financial Group, Inc.	6,070	438,193
Amerisafe, Inc.	770	42,142
Arthur J. Gallagher & Co.	7,040	307,859
Aspen Insurance Holdings Ltd.	7,160	348,048

	Shares	Value
Brown & Brown, Inc.	4,840	$156,187
CNO Financial Group, Inc.	18,460	354,617
eHealth, Inc.(a)	810	9,679
Employers Holdings, Inc.	9,730	257,553
Endurance Specialty Holdings Ltd.	2,759	174,176
Everest Re Group Ltd.	3,059	544,410
First American Financial Corp.	8,970	342,026
HCI Group, Inc.	2,380	103,792
Horace Mann Educators Corp.	5,750	196,880
Infinity Property & Casualty Corp.	2,880	231,898
Kemper Corp.	7,420	265,042
Mercury General Corp.	3,190	172,292
Old Republic International Corp.	22,250	401,390
Primerica, Inc.	3,890	185,281
ProAssurance Corp.	3,580	189,597
Reinsurance Group of America, Inc.	6,670	601,901
Renaissancere Holdings Ltd.	3,210	351,912
RLI Corp.	1,490	90,666
Safety Insurance Group, Inc.	2,190	126,911
Selective Insurance Group, Inc.	7,740	282,433
StanCorp Financial Group, Inc.	4,000	458,880
Stewart Information Services Corp.	7,020	281,993
The Hanover Insurance Group, Inc.	5,290	445,682
The Navigators Group, Inc.(a)	2,620	223,617
United Fire Group, Inc.	7,770	288,966
United Insurance Holdings Corp.	510	8,425
Universal Insurance Holdings, Inc.	9,680	305,404
W.R. Berkley Corp.	4,560	254,585
		8,962,323
INTERNET & CATALOG RETAIL (0.1%)
Blue Nile, Inc.(a)	520	17,732
FTD Cos., Inc.(a)	840	23,789
HSN, Inc.	2,080	128,648
Nutrisystem, Inc.	1,240	28,681
PetMed Express, Inc.	940	15,811
		214,661
INTERNET SOFTWARE & SERVICES (1.3%)
Blucora, Inc.(a)	11,300	110,740
comScore, Inc.(a)	3,700	158,286
Constant Contact, Inc.(a)	4,000	104,400
DHI Group, Inc.(a)	17,500	158,375
j2 Global, Inc.	3,770	292,364
Liquidity Services, Inc.(a)	27,500	225,225
LivePerson, Inc.(a)	2,250	17,550
LogMeIn, Inc.(a)	3,900	262,704
Monster Worldwide, Inc.(a)	45,380	284,533
Nic, Inc.	2,920	55,392
Perficient, Inc.(a)	1,860	31,099
QuinStreet, Inc.(a)	2,000	11,100
Rackspace Hosting, Inc.(a)	6,730	173,971
Stamps.com, Inc.(a)	740	55,951
XO Group, Inc.(a)	1,580	23,905
		1,965,595

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (2.6%)
Acxiom Corp.(a)	3,750	$82,950
Broadridge Financial Solutions, Inc.	5,210	310,412
CACI International, Inc., Class A(a)	3,050	295,972
Cardtronics, Inc.(a)	2,000	69,000
Ciber, Inc.(a)	49,490	176,679
Convergys Corp.	7,650	196,376
CoreLogic, Inc.(a)	3,840	149,683
CSG Systems International, Inc.	1,490	49,945
DST Systems, Inc.	1,650	201,548
ExlService Holdings, Inc.(a)	1,370	60,636
Forrester Research, Inc.	460	14,844
Gartner, Inc.(a)	4,640	420,709
Heartland Payment Systems, Inc.	1,710	126,540
Jack Henry & Associates, Inc.	3,900	301,626
Leidos Holdings, Inc.	2,790	146,670
ManTech International Corp., Class A	5,780	167,042
MAXIMUS, Inc.	5,080	346,456
NeuStar, Inc., Class A(a)	2,590	70,422
Science Applications International Corp.	1,800	82,548
Sykes Enterprises, Inc.(a)	5,190	150,510
TeleTech Holdings, Inc.	940	27,354
VeriFone Systems, Inc.(a)	4,700	141,658
Virtusa Corp.(a)	3,140	180,330
Wex, Inc.(a)	2,330	209,490
		3,979,400
LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	4,000	82,160
Brunswick Corp.	5,280	284,117
Callaway Golf Co.	11,320	112,634
Polaris Industries, Inc.	3,410	383,079
Sturm Ruger & Co., Inc.	850	48,399
Vista Outdoor, Inc.(a)	2,810	125,663
		1,036,052
LIFE SCIENCES TOOLS & SERVICES (1.1%)
Affymetrix, Inc.(a)	8,980	82,616
Albany Molecular Research, Inc.(a)	6,120	110,405
Bio-Rad Laboratories, Inc., Class A(a)	1,050	146,454
Bio-Techne Corp.	1,710	150,822
Cambrex Corp.(a)	4,110	188,937
Charles River Laboratories International, Inc.(a)	2,960	193,110
Luminex Corp.(a)	1,720	31,304
Mettler-Toledo International, Inc.(a)	1,317	409,574
PAREXEL International Corp.(a)	5,110	322,543
		1,635,765
MACHINERY (3.8%)
Actuant Corp., Class A	2,940	67,032
AGCO Corp.	10,310	498,901
Albany International Corp., Class A	1,130	42,454
Astec Industries, Inc.	2,190	71,175
Barnes Group, Inc.	1,890	71,045
Briggs & Stratton Corp.	8,770	155,843
Chart Industries, Inc.(a)	4,580	78,730
CIRCOR International, Inc.	780	35,818

	Shares	Value
CLARCOR, Inc.	2,190	$109,193
Crane Co.	2,170	114,229
Donaldson Co., Inc.	4,960	149,792
EnPro Industries, Inc.	1,210	59,423
ESCO Technologies, Inc.	1,060	39,315
Federal Signal Corp.	3,170	47,740
Graco, Inc.	2,580	189,372
Harsco Corp.	3,210	34,443
Hillenbrand, Inc.	6,380	189,295
IDEX Corp.	3,650	280,174
ITT Corp.	5,980	236,688
John Bean Technologies Corp.	1,095	49,122
Joy Global, Inc.	6,720	115,450
Kennametal, Inc.	5,800	163,096
Lincoln Electric Holdings, Inc.	3,060	183,019
Lindsay Manufacturing Co.	600	40,668
Lydall, Inc.(a)	4,920	168,412
Mueller Industries, Inc.	2,440	76,909
Nordson Corp.	2,660	189,498
Oshkosh Truck Corp.	6,860	281,877
SPX Corp.	3,120	38,220
SPX FLOW, Inc.(a)	3,120	105,768
Standex International Corp.	650	58,318
Tennant Co.	800	46,336
Terex Corp.	13,480	270,409
The Timken Co.	4,160	131,456
Titan International, Inc.	19,930	141,503
Toro Co.	2,380	179,143
Trinity Industries, Inc.	12,370	334,856
Valmont Industries, Inc.	1,330	144,225
Wabtec Corp.	5,240	434,239
Watts Water Technologies, Inc.	1,310	71,316
Woodward, Inc.	2,390	108,745
		5,803,247
MARINE (0.2%)
Kirby Corp.(a)	2,510	163,878
Matson, Inc.	3,480	159,488
		323,366
MEDIA (1.0%)
Cable One, Inc.(a)	238	103,159
Cinemark Holdings, Inc.	4,570	161,961
DreamWorks Animation SKG, Inc., Class A(a)	3,200	64,768
Gannett Co., Inc.	4,140	65,495
Harte-Hanks, Inc.	21,630	91,927
Live Nation, Inc.(a)	9,192	250,758
Meredith Corp.	1,850	86,987
Scholastic Corp.	5,150	210,480
Sizmek, Inc.(a)	2,210	13,105
The E.W. Scripps Co., Class A	6,210	136,993
The New York Times Co., Class A	5,430	72,110
Time, Inc.	11,610	215,714
Wiley John And Sons, Class A	2,360	123,499
		1,596,956

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
METALS & MINING (1.5%)
AK Steel Holding Corp.(a)	5,850	$16,906
Allegheny Technologies, Inc.	7,410	108,927
Carpenter Technology Corp.	2,230	74,281
Century Aluminum Co.(a)	6,410	23,204
Commercial Metals Co.	17,560	252,337
Compass Minerals International, Inc.	1,440	116,986
Globe Specialty Metals, Inc.	2,600	32,812
Haynes International, Inc.	540	21,303
Kaiser Aluminum Corp.	2,430	197,535
Materion Corp.	4,250	128,138
Olympic Steel, Inc.	17,500	167,475
Reliance Steel & Aluminum Co.	7,170	429,913
Royal Gold, Inc.	2,860	136,822
Steel Dynamics, Inc.	15,060	278,158
Stillwater Mining Co.(a)	4,920	45,953
SunCoke Energy, Inc.	3,010	14,930
TimkenSteel Corp.	3,405	36,229
United States Steel Corp.	13,820	161,418
Worthington Industries, Inc.	2,260	69,382
		2,312,709
MULTILINE RETAIL (0.3%)
Big Lots, Inc.	2,310	106,491
Fred’s, Inc.	11,190	154,758
J.C. Penney Co., Inc.(a)	26,020	238,603
Tuesday Morning Corp.(a)	1,590	8,602
		508,454
MULTI-UTILITIES (0.7%)
Alliant Energy Corp.	5,050	298,051
Avista Corp.	4,150	140,478
Black Hills Corp.	2,000	91,560
MDU Resources Group, Inc.	11,390	214,815
NorthWestern Corp.	2,210	119,760
Vectren Corp.	3,130	142,321
		1,006,985
OIL, GAS & CONSUMABLE FUELS (2.5%)
Approach Resources, Inc.(a)	1,500	3,540
Bill Barrett Corp.(a)	1,990	9,691
Bonanza Creek Energy, Inc.(a)	1,670	9,502
California Resources Corp.	11,690	47,228
Carrizo Oil & Gas, Inc.(a)	7,260	273,194
Cloud Peak Energy, Inc.(a)	26,880	79,834
Contango Oil & Gas Co.(a)	610	4,666
Denbury Resources, Inc.	40,830	144,538
Energen Corp.	3,690	214,573
Green Plains Renewable Energy, Inc.	11,380	233,404
Gulfport Energy Corp.(a)	4,710	143,514
HollyFrontier Corp.	14,638	716,823
Northern Oil & Gas, Inc.(a)	28,790	145,102
PDC Energy, Inc.(a)	3,780	228,085
Penn Virginia Corp.(a)	30,350	18,784
QEP Resources, Inc.	14,630	226,180
Rex Energy Corp.(a)	24,490	55,347
SM Energy Co.	6,380	212,773

	Shares	Value
Stone Energy Corp.(a)	10,720	$59,925
Synergy Resources Corp.(a)	22,050	246,739
Western Refining, Inc.	7,590	315,896
World Fuel Services Corp.	7,310	325,003
WPX Energy, Inc.(a)	9,240	63,386
		3,777,727
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	1,700	50,881
Clearwater Paper Corp.(a)	920	46,396
Deltic Timber Corp.	1,830	113,387
Domtar Corp.	10,280	423,947
KapStone Paper & Packaging Corp.	7,810	169,867
Louisiana-Pacific Corp.(a)	5,980	105,607
Neenah Paper, Inc.	1,900	128,079
P. H. Glatfelter & Co.	6,130	118,922
Wausau-Mosinee Paper Corp.	2,450	25,014
		1,182,100
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	25,110	101,193
Edgewell Personal Care Co.	3,020	255,824
Inter Parfums, Inc.	910	25,134
Medifast, Inc.(a)	550	15,384
		397,535
PHARMACEUTICALS (1.1%)
Akorn, Inc.(a)	7,090	189,587
ANI Pharmaceuticals, Inc.(a)	400	16,736
Catalent, Inc.(a)	6,430	170,909
DepoMed, Inc.(a)	9,740	170,450
Impax Laboratories, Inc.(a)	4,540	157,220
Lannett Co., Inc.(a)	7,050	315,628
Nektar Therapeutics(a)	16,760	198,941
Prestige Brands Holdings, Inc.(a)	2,360	115,664
Sagent Pharmaceuticals, Inc.(a)	980	16,474
Supernus Pharmaceuticals, Inc.(a)	12,240	201,960
The Medicines Co.(a)	2,930	100,323
		1,653,892
PROFESSIONAL SERVICES (1.9%)
CDI Corp.	12,610	100,880
CEB, Inc.	2,550	190,638
Exponent, Inc.	1,280	65,805
FTI Consulting, Inc.(a)	4,560	155,085
Heidrick & Struggles International, Inc.	4,150	110,224
Insperity, Inc.	4,210	195,597
Kelly Services, Inc., Class A	17,680	279,344
Korn/Ferry International, Inc.	2,240	81,469
Manpower, Inc.	6,730	617,679
Navigant Consulting, Inc.(a)	2,500	43,000
On Assignment, Inc.(a)	6,760	304,944
Resources Connection, Inc.	2,350	42,182
Towers Watson & Co., Class A	3,060	378,094
TrueBlue, Inc.(a)	7,680	222,490
WageWorks, Inc.(a)	1,510	72,510
		2,859,941

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (7.4%)
Acadia Realty Trust	2,377	$78,180
Agree Realty Corp.	400	12,952
Alexandria Real Estate Equities, Inc.	3,580	321,269
American Assets Trust, Inc.	5,540	233,566
American Campus Communities, Inc.	5,000	202,850
BioMed Realty Trust, Inc.	7,870	184,237
Camden Property Trust	5,510	406,583
Capstead Mortgage Corp.	10,170	98,140
Care Capital Properties, Inc.	5,600	184,520
CareTrust REIT, Inc.	4,818	54,540
Cedar Shopping Centers, Inc.	4,120	28,799
Chesapeake Lodging Trust	8,540	235,192
Communications Sales & Leasing, Inc.	4,734	95,106
Coresite Realty Corp.	5,010	275,299
Corporate Office Properties Trust	3,700	85,100
Corrections Corp. of America	4,638	132,183
Cousins Properties, Inc.	10,885	109,285
DiamondRock Hospitality Co.	19,620	229,162
Douglas Emmett, Inc.	8,010	244,705
Duke Realty Corp.	17,510	362,457
EastGroup Properties, Inc.	1,630	91,541
Education Realty Trust, Inc.	4,320	155,131
EPR Properties	2,680	152,251
Equity One, Inc.	2,630	69,905
Extra Space Storage, Inc.	7,390	585,584
Federal Realty Investment Trust	3,410	489,301
Franklin Street Properties Corp.	3,250	33,865
Getty Realty Corp.	810	13,673
Government Properties Income Trust	2,090	34,025
Healthcare Realty Trust, Inc.	6,240	164,486
Highwood Properties, Inc.	3,750	162,938
Hospitality Properties Trust	5,760	154,598
Inland Real Estate Corp.	6,330	56,021
Kilroy Realty Corp.	4,810	316,690
Kite Realty Group Trust	3,025	79,890
Lamar Advertising Co.	4,740	267,478
LaSalle Hotel Properties	8,040	236,456
Lexington Corp. Properties Trust	8,405	74,300
Liberty Property Trust	5,890	200,378
LTC Properties, Inc.	1,230	52,706
Mack-Cali Realty Corp.	3,910	85,082
Medical Properties Trust, Inc.	13,250	149,725
Mid-America Apartment Communities, Inc.	3,546	302,084
National Retail Properties, Inc.	5,370	204,060
OMEGA Healthcare Investors, Inc.	9,006	310,887
Parkway Properties, Inc.	2,950	49,354
Pennsylvania Real Estate Investment Trust	3,130	70,362
Post Properties, Inc.	4,560	272,414
Potlatch Corp.	1,630	50,921
PS Business Parks, Inc.	1,170	100,374
Rayonier, Inc.	5,000	113,250
Regency Centers Corp.	5,340	362,906
Retail Opportunity Investments Corp.	13,070	236,959
Sabra Healthcare REIT, Inc.	9,370	212,512
Saul Centers, Inc.	550	30,839

	Shares	Value
Senior Housing Properties Trust	8,890	$135,039
Sovran Self Storage, Inc.	2,610	260,661
Summit Hotel Properties, Inc.	490	6,409
Tanger Factory Outlet Center	3,990	139,451
Taubman Centers, Inc.	2,740	210,925
The Geo Group, Inc.	2,993	96,584
UDR, Inc.	11,141	383,919
Universal Health Realty Income Trust	3,050	151,555
Urban Edge Properties	3,060	72,644
Urstadt Biddle Properties, Inc., Class A	920	18,492
Weingarten Realty Investors	6,670	238,519
WP GLIMCHER, Inc.	6,700	77,854
		11,309,123
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Alexander & Baldwin, Inc.	6,150	232,101
Forestar Group, Inc.(a)	8,430	119,284
Jones Lang LaSalle, Inc.	2,704	450,784
		802,169
ROAD & RAIL (0.9%)
ArcBest Corp.	4,690	121,471
Celadon Group, Inc.	5,230	75,730
Genesee & Wyoming, Inc., Class A(a)	2,610	175,131
Heartland Express, Inc.	8,593	161,806
Knight Transportation, Inc.	5,800	147,436
Landstar System, Inc.	2,900	182,816
Marten Transport, Ltd.	440	7,212
Old Dominion Freight Line, Inc.(a)	4,290	265,723
Roadrunner Transportation System, Inc.(a)	9,120	97,037
Saia, Inc.(a)	3,030	71,538
Werner Enterprises, Inc.	2,430	64,298
		1,370,198
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Advanced Energy Industries, Inc.(a)	1,750	49,490
Advanced Micro Devices, Inc.(a)	56,740	120,289
Atmel Corp.	17,050	129,580
Brooks Automation, Inc.	4,150	45,816
Cabot Microelectronics Corp.(a)	1,020	43,013
CEVA, Inc.(a)	810	18,930
Cirrus Logic, Inc.(a)	2,600	80,158
Cohu, Inc.	6,220	78,310
Cree, Inc.(a)	4,670	117,637
Cypress Semiconductor Corp.	12,610	132,909
Diodes, Inc.(a)	1,740	39,846
DSP Group, Inc.(a)	1,120	11,312
Exar Corp.(a)	2,120	12,063
Fairchild Semiconductor International, Inc.(a)	5,500	91,740
Integrated Device Technology, Inc.(a)	5,760	146,880
Intersil Corp., Class A	5,270	71,408
Kopin Corp.(a)	4,660	12,442
Kulicke & Soffa Industries, Inc.(a)	3,930	41,658
Microsemi Corp.(a)	3,790	136,478
MKS Instruments, Inc.	1,930	68,013
Monolithic Power Systems, Inc.	3,400	212,228
Nanometrics, Inc.(a)	970	14,822

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Pericom Semiconductor Corp.	1,060	$18,497
Power Integrations, Inc.	1,290	65,287
Rambus, Inc.(a)	2,610	26,935
Rudolph Technologies, Inc.(a)	2,400	30,696
Semtech Corp.(a)	2,680	46,900
Silicon Laboratories, Inc.(a)	1,680	83,950
SunEdison, Inc.(a)	11,970	87,381
Synaptics, Inc.(a)	3,070	261,226
Teradyne, Inc.	7,980	155,770
Tessera Technologies, Inc.	4,460	155,966
Ultratech, Inc.(a)	1,120	17,506
Veeco Instruments, Inc.(a)	1,600	28,832
		2,653,968
SOFTWARE (3.9%)
ACI Worldwide, Inc.(a)	8,400	201,180
ANSYS, Inc.(a)	4,079	388,769
Blackbaud, Inc.	3,450	216,280
Bottomline Technologies, Inc.(a)	1,530	42,350
Cadence Design Systems, Inc.(a)	21,890	486,396
CDK Global, Inc.	6,760	336,580
CommVault Systems, Inc.(a)	1,810	73,341
Ebix, Inc.	1,230	34,108
EPIQ Systems, Inc.	1,695	23,391
ePlus, Inc.(a)	390	32,924
FactSet Research Systems, Inc.	2,340	409,781
Fair Isaac Corp.	2,340	216,146
Fortinet, Inc.(a)	10,070	346,005
Interactive Intelligence Group, Inc.(a)	790	25,549
Manhattan Associates, Inc.(a)	5,990	436,372
Mentor Graphics Corp.	4,870	132,464
Microstrategy, Inc., Class A(a)	679	116,836
Monotype Imaging Holdings, Inc.	2,030	55,500
NetScout Systems, Inc.(a)	6,700	240,329
Progress Software Corp.(a)	2,220	53,902
PTC, Inc.(a)	5,110	181,098
Rovi Corp.(a)	3,733	34,157
Solarwinds, Inc.(a)	5,790	335,994
Solera Holdings, Inc.	2,990	163,433
Synchronoss Technologies, Inc.(a)	6,400	225,152
Synopsys, Inc.(a)	6,460	322,871
Tangoe, Inc.(a)	1,500	12,420
Tyler Technologies, Inc.(a)	1,890	321,980
Ultimate Software Group, Inc.(a)	1,770	361,700
Vasco Data Security International, Inc.(a)	3,790	72,048
		5,899,056
SPECIALTY RETAIL (3.9%)
Aaron’s, Inc.	5,760	142,099
Abercrombie & Fitch Co., Class A	8,670	183,717
American Eagle Outfitters, Inc.	7,650	116,892
Ascena Retail Group, Inc.(a)	29,843	397,509
Barnes & Noble Education, Inc.(a)	2,790	41,152
Barnes & Noble, Inc.	9,580	124,444
Big 5 Sporting Goods Corp.	15,680	143,472
Cabela’s, Inc., Class A(a)	2,260	88,524
Caleres, Inc.	1,965	60,050

	Shares	Value
Cato Corp., Class A	1,100	$41,536
Chico’s FAS, Inc.	6,890	95,220
Children’s Place Retail Stores, Inc.	2,300	123,441
CST Brands, Inc.	6,100	219,173
Dick’s Sporting Goods, Inc.	4,130	183,991
Express, Inc.(a)	9,360	180,648
Finish Line, Inc., Class A	2,487	46,333
Foot Locker, Inc.	7,630	516,932
Francesca’s Holdings Corp.(a)	5,460	77,587
Genesco, Inc.(a)	2,290	143,469
Group 1 Automotive, Inc.	1,200	104,340
Guess?, Inc.	7,620	160,401
Haverty Furniture Cos., Inc.	6,100	142,801
Hibbett Sports, Inc.(a)	1,100	37,576
Kirkland’s, Inc.	850	19,542
Lithia Motors, Inc., Class A	1,130	132,651
Lumber Liquidators Holdings, Inc.(a)	1,140	15,755
MarineMax, Inc.(a)	1,240	19,592
Men’s Wearhouse, Inc.	2,160	86,357
Monro Muffler Brake, Inc.	1,495	110,884
Murphy USA, Inc.(a)	4,130	253,458
Office Depot, Inc.(a)	26,426	201,366
Outerwall, Inc.	2,070	124,200
Rent-A-Center, Inc.	8,000	147,120
REX American Resources Corp.(a)	340	18,669
Select Comfort Corp.(a)	5,720	121,264
Sonic Automotive, Inc., Class A	7,860	196,028
Stage Stores, Inc.	10,242	99,655
Stein Mart, Inc.	7,300	64,678
The Buckle, Inc.	1,315	46,604
The Pep Boys – Manny, Moe & Jack(a)	28,090	422,474
Vitamin Shoppe, Inc.(a)	1,320	37,871
Williams-Sonoma, Inc.	4,500	331,875
Zumiez, Inc.(a)	4,100	71,668
		5,893,018
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.6%)
3D Systems Corp.(a)	4,310	43,359
Diebold, Inc.	2,700	99,549
Electronics for Imaging, Inc.(a)	3,640	169,041
Lexmark International, Inc., Class A	5,240	170,247
NCR Corp.(a)	9,650	256,690
QLogic Corp.(a)	4,040	50,096
Super Micro Computer, Inc.(a)	4,960	139,922
		928,904
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Carter’s, Inc.	3,090	280,819
Crocs, Inc.(a)	4,120	44,496
Deckers Outdoor Corp.(a)	2,020	112,433
G-III Apparel Group Ltd.(a)	4,480	246,803
Iconix Brand Group, Inc.(a)	5,060	77,519
Kate Spade & Co.(a)	5,190	93,264
Movado Group, Inc.	2,710	69,756
Oxford Industries, Inc.	750	54,615
Perry Ellis International, Inc.(a)	6,910	148,358
Skechers U.S.A., Inc., Class A(a)	13,920	434,304

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Steven Madden Ltd.(a)	2,737	$95,385
Unifi, Inc.(a)	4,030	123,278
Wolverine World Wide, Inc.	7,190	133,518
		1,914,548
THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	12,480	199,181
B of I Holding, Inc.(a)	1,640	131,216
Bank Mutual Corp.	23,640	171,154
Brookline Bancorp, Inc.	8,180	92,843
Dime Community Bancshares, Inc.	1,490	25,851
LendingTree, Inc.(a)	2,660	322,818
New York Community Bancorp, Inc.	20,500	338,660
Northwest Bancshares, Inc.	3,450	46,437
Oritani Financial Corp.	3,050	48,556
Provident Financial Services, Inc.	5,610	113,995
TrustCo Bank Corp. NY	3,990	24,858
Walker & Dunlop, Inc.(a)	1,030	29,880
Washington Federal, Inc.	7,720	192,537
		1,737,986
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies, Inc.	1,600	66,096
DXP Enterprises, Inc.(a)	2,510	75,953
GATX Corp.	2,060	96,202
Kaman Corp., Class A	3,430	133,393
MSC Industrial Direct Co., Inc., Class A	2,250	141,233
Now, Inc.(a)	9,840	162,458
Veritiv Corp.(a)	3,820	160,440
Watsco, Inc.	1,280	157,478
		993,253

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	1,480	$60,310
Aqua America, Inc.	6,982	199,685
		259,995
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Spok Holdings, Inc.	4,770	86,003
Telephone & Data Systems, Inc.	11,920	341,389
		427,392
TOTAL COMMON STOCKS		150,790,585
MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,132,885	1,132,885
TOTAL MONEY MARKET FUND		1,132,885
TOTAL INVESTMENTS (COST $135,828,246) 99.8%		151,923,470
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		229,634
NET ASSETS 100.0%		$152,153,104
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2015.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.6%
Canada	16.7
Japan	10.2
China	6.7
Taiwan, Province of China	5.9
Netherlands	4.5
Hong Kong	3.6
Brazil	3.4
Mexico	3.1
Switzerland	3.0
Spain	2.8
France	2.7
Germany	2.6
Republic of Korea (South)	2.5
India	2.4
Australia	1.9
United States	1.6
Ireland (Republic of)	1.6
Italy	1.3
Chile	1.1
Sweden	0.5
South Africa	0.4
Finland	0.4
Indonesia	0.3
Norway	0.3
Jersey	0.2
Belgium	0.2
Bermuda	0.2
Argentina	0.1
Luxembourg	0.1
Peru	0.0
Colombia	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	10,230	$300,455
AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	56,643
Ryanair Holdings PLC, ADR	4,729	369,741
		426,384
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A, ADR	9,140	481,952
AUTOMOBILES (4.0%)
Honda Motor Co. Ltd., Sponsored ADR	35,610	1,179,759
Tata Motors Ltd., Sponsored ADR(a)	4,980	147,259
Toyota Motor Corp., Sponsored ADR	27,860	3,416,193
		4,743,211
BANKS (20.1%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	114,080	983,370
Banco Bradesco SA, Sponsored ADR	108,667	591,148
Banco de Chile, Sponsored ADR	4,450	282,263
Banco Santander Central Hispano SA, Sponsored ADR	244,144	1,352,558
Banco Santander Chile SA, Sponsored ADR	5,934	112,687
Bancolombia SA, Sponsored ADR	2,120	73,394
Bank of Montreal	14,140	821,393
Bank of Nova Scotia	24,740	1,162,285
Barclays PLC, Sponsored ADR	73,019	1,039,060
Canadian Imperial Bank of Commerce	8,970	686,653
Credicorp Ltd.	1,829	207,006
HDFC Bank Ltd., Sponsored ADR	13,800	843,732
HSBC Holdings PLC, Sponsored ADR	73,291	2,863,479
ICICI Bank Ltd., Sponsored ADR	41,390	356,782
ING Groep NV, Sponsored ADR	71,840	1,039,525
Itau Unibanco Banco Multiplo SA, Sponsored ADR	133,274	912,927
KB Financial Group, Inc., Sponsored ADR	18,320	577,630
Lloyds Banking Group PLC, Sponsored ADR	241,995	1,108,337
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	242,550	1,569,298
Mizuho Financial Group, Inc., Sponsored ADR	225,180	920,986
Royal Bank of Canada	29,850	1,696,376
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	14,788	143,148
Shinhan Financial Group Co. Ltd., Sponsored ADR	22,770	873,230
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	122,770	979,705
The Toronto – Dominion Bank	36,990	1,517,330
Westpac Banking Corp., Sponsored ADR	58,835	1,316,139
		24,030,441
BEVERAGES (1.0%)
Fomento Economico, Sponsored ADR	11,600	1,149,444

	Shares	Value
CAPITAL MARKETS (2.8%)
Credit Suisse Group, Sponsored ADR	29,379	$734,475
Deutsche Bank AG	25,850	722,508
Nomura Holdings, Inc., Sponsored ADR	75,710	476,216
UBS Group AG	70,970	1,421,529
		3,354,728
CHEMICALS (1.3%)
Agrium, Inc.	4,340	403,924
Potash Corp. of Saskatchewan, Inc.	18,415	372,535
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,720	72,094
Syngenta AG, Sponsored ADR	10,700	720,003
		1,568,556
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR(a)	60,570	244,097
Nokia Oyj, Sponsored ADR	70,360	522,071
Telefonektiebolaget LM Ericsson, Sponsored ADR	60,260	586,933
		1,353,101
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR(a)	55,597	350,817
CRH PLC, Sponsored ADR	20,070	549,115
James Hardie Industries PLC, Sponsored ADR	11,220	147,543
		1,047,475
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,460	398,034
DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
BCE, Inc.	23,855	1,030,775
BT Group PLC, Sponsored ADR	17,630	1,263,542
China Telecom Corp. Ltd., Sponsored ADR	5,380	281,374
China Unicom Ltd., Sponsored ADR	18,165	223,066
Chunghwa Telecom Co. Ltd., Sponsored ADR	35,345	1,082,971
Nippon Telegraph & Telephone Corp., Sponsored ADR	27,490	1,009,708
Orange SA, Sponsored ADR	46,030	807,826
PT Telekomunikasi Indonesia, Sponsored ADR	10,370	412,311
Telecom Italia S.p.A., Sponsored ADR(a)	21,920	304,688
Telefonica Brasil SA, Sponsored ADR	10,900	112,924
Telefonica SA, Sponsored ADR	83,946	1,105,569
TELUS Corp.	18,210	607,668
		8,242,422
ELECTRIC UTILITIES (0.8%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	41,565
CPFL Energia SA, Sponsored ADR(a)	7,624	61,068
Enersis SA, Sponsored ADR	27,220	360,665
Korea Electric Power Corp., Sponsored ADR	19,630	439,712
		903,010
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	42,320	799,002
NIDEC Corp., Sponsored ADR	23,930	451,798
		1,250,800

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Kyocera Corp., Sponsored ADR	7,920	$358,222
LG Display Co. Ltd., Sponsored ADR	14,880	141,360
		499,582
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,500	88,445
FOOD & STAPLES RETAILING (0.3%)
Cencosud SA, Sponsored ADR	13,020	85,671
Delhaize Group, Sponsored ADR	12,940	300,467
		386,138
FOOD PRODUCTS (3.2%)
BRF-Brasil Foods SA, Sponsored ADR	36,080	553,106
Unilever NV, Sponsored NY Shares	39,400	1,772,212
Unilever PLC, Sponsored ADR	32,584	1,448,359
		3,773,677
HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	17,670	602,900
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care AG & Co., Sponsored ADR	18,100	813,233
HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival PLC, Sponsored ADR	8,170	455,477
InterContinental Hotels Group PLC, Sponsored ADR	9,554	381,014
Restaurant Brands International, Inc.	6,395	256,823
		1,093,314
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	7,180	271,260
INDUSTRIAL CONGLOMERATES (0.5%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	24,114	649,631
INSURANCE (3.9%)
Aegon NV, Sponsored NY Shares	36,121	222,144
Aviva PLC, Sponsored ADR	39,530	588,997
China Life Insurance Co. Ltd., Sponsored ADR	71,510	1,291,471
Manulife Financial Corp.	45,470	754,347
Prudential PLC, Sponsored ADR	25,950	1,214,200
Sun Life Financial, Inc.	16,860	568,351
		4,639,510
INTERNET & CATALOG RETAIL (1.2%)
Ctrip.com International Ltd., Sponsored ADR(a)	4,690	436,029
JD.com, Inc., Sponsored ADR(a)	26,920	743,531
Vishop Holdings Ltd., Sponsored ADR(a)	10,560	216,691
		1,396,251

	Shares	Value
INTERNET SOFTWARE & SERVICES (3.8%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	33,780	$2,831,777
Baidu, Inc., Sponsored ADR(a)	8,421	1,578,685
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	3,120	178,121
		4,588,583
IT SERVICES (1.6%)
CGI Group, Inc., Class A(a)	9,680	359,515
Infosys Technologies Ltd., Sponsored ADR	67,080	1,218,173
Wipro Ltd., Sponsored ADR	26,710	330,670
		1,908,358
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Qiagen NV(a)	25,840	624,553
MEDIA (3.5%)
Grupo Televisa SA, Sponsored ADR	23,080	672,551
Pearson PLC, Sponsored ADR	21,900	291,708
Relx NV, ADR	34,925	598,614
Relx PLC, ADR	36,128	651,027
Shaw Communications, Inc., Class B	20,970	435,128
Thomson Reuters Corp.	15,188	623,012
WPP PLC, Sponsored ADR	7,620	853,897
		4,125,937
METALS & MINING (3.8%)
Agnico-Eagle Mines Ltd.	4,240	119,950
ArcelorMittal, Sponsored NY Shares	14,260	79,999
Barrick Gold Corp., ADR	20,680	159,029
BHP Billiton Ltd., Sponsored ADR	28,580	939,996
BHP Billiton PLC, Sponsored ADR	19,150	617,588
Cia Vale Do Rio, Sponsored ADR	97,940	352,584
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	9,090
Compania de Minas Buenaventura SA, Sponsored ADR	4,940	31,665
Eldorado Gold Corp.	15,420	53,970
Gerdau SA, Sponsored ADR	7,250	10,078
Goldcorp, Inc.	14,287	183,159
Kinross Gold Corp.(a)	15,430	31,014
POSCO, Sponsored ADR	13,430	537,603
Randgold Resources Ltd., Sponsored ADR	2,670	178,543
Rio Tinto PLC, Sponsored ADR	22,882	835,422
Silver Wheaton Corp.	9,130	124,077
Southern Copper Corp.	5,203	144,435
Teck Resources Ltd.	2,613	15,338
Vale SA, Sponsored ADR	28,190	122,908
Yamana Gold, Inc.	18,380	40,252
		4,586,700
MULTI-UTILITIES (1.2%)
National Grid PLC, Sponsored ADR	19,329	1,383,956

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
OIL, GAS & CONSUMABLE FUELS (13.3%)
BP PLC, Sponsored ADR	56,572	$2,019,620
Cameco Corp.	7,380	104,575
Canadian Natural Resources Ltd.	16,670	387,077
Cenovus Energy, Inc.	14,030	209,187
China Petroleum & Chemical Corp., Sponsored ADR	12,686	914,407
CNOOC Ltd., Sponsored ADR	7,440	845,779
Ecopetrol SA, Sponsored ADR	3,830	35,696
Enbridge, Inc.	17,350	740,672
EnCana Corp.	9,750	74,393
ENI S.p.A., Sponsored ADR	25,340	826,084
Imperial Oil Ltd.	6,920	230,090
Pembina Pipeline Corp.	8,120	203,974
PetroChina Co. Ltd., Sponsored ADR	10,635	836,230
Petroleo Brasileiro SA, Sponsored ADR(a)	86,660	345,773
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	39,500	192,760
Royal Dutch Shell PLC, Sponsored ADR	35,351	1,854,514
Royal Dutch Shell PLC, Class B, Sponsored ADR	22,470	1,183,944
Sasol Ltd., Sponsored ADR	15,680	504,269
Statoil ASA, Sponsored ADR	19,627	317,172
Suncor Energy, Inc.	28,168	837,435
Total SA, Sponsored ADR	44,740	2,157,810
TransCanada Corp.	16,090	540,463
Ultrapar Participacoes SA, Sponsored ADR	22,130	383,070
YPF Sociedad Anonima, Sponsored ADR	5,030	107,441
		15,852,435
PHARMACEUTICALS (1.7%)
Shire PLC, Sponsored ADR	5,823	1,322,112
Valeant Pharmaceuticals International, Inc.(a)	7,358	689,960
		2,012,072
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	24,158	844,805
ROAD & RAIL (1.4%)
Canadian National Railway Co.	18,930	1,156,434
Canadian Pacific Railway Ltd.	3,562	500,461
		1,656,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	55,320	317,537
ARM Holdings PLC, Sponsored ADR	10,350	490,900
ASML Holding NV, Sponsored NY Shares	9,337	866,380

	Shares	Value
Siliconware Precision Industries Co., Sponsored ADR	30,360	$203,108
STMicroelectronics NV, Sponsored NY Shares	14,140	97,425
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	177,958	3,907,958
United Microelectronics Corp., Sponsored ADR	118,280	218,818
		6,102,126
SOFTWARE (1.3%)
SAP AG, Sponsored ADR	20,030	1,576,561
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	10,700	78,003
CANON, Inc., Sponsored ADR	28,250	841,285
		919,288
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Gildan Activewear, Inc.	12,100	347,633
Luxottica Group S.p.A., Sponsored ADR	5,570	390,791
		738,424
WIRELESS TELECOMMUNICATION SERVICES (6.5%)
America Movil SA, Sponsored ADR	80,140	1,427,294
China Mobile Ltd., Sponsored ADR	53,340	3,216,935
NTT DoCoMo, Inc., Sponsored ADR	31,580	619,915
Rogers Communications, Inc., Class B	12,310	489,938
SK Telecom Co. Ltd., Sponsored ADR	13,730	323,479
Vodafone Group PLC, Sponsored ADR	50,609	1,668,579
		7,746,140
TOTAL COMMON STOCKS		118,130,787
MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,218,575	1,218,575
TOTAL MONEY MARKET FUND		1,218,575
TOTAL INVESTMENTS (COST $127,093,866) 99.9%		119,349,362
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		119,081
NET ASSETS 100.0%		$119,468,443
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2015.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	20.4%
U.S. Government Agency Mortgage-Backed Obligations	10.7
U.S. Government Agencies	5.0
Municipal Bonds	0.4
Banks	7.7
Capital Markets	6.6
Food Products	6.1
Chemicals	4.3
Oil, Gas & Consumable Fuels	3.6
Electric Utilities	3.3
Beverages	3.1
Insurance	2.9
Consumer Finance	2.8
Pharmaceuticals	1.8
IT Services	1.8
Multiline Retail	1.7
Metals & Mining	1.4
Specialty Retail	1.4
Semiconductors & Semiconductor Equipment	1.4
Money Market Funds	1.4
Software	1.1
Energy Equipment & Services	0.9
Food & Staples Retailing	0.9
Diversified Telecommunication Services	0.7
Health Care Equipment & Supplies	0.7
Household Durables	0.7
Industrial Conglomerates	0.7
Hotels, Restaurants & Leisure	0.7
Electronic Equipment, Instruments & Components	0.7
Air Freight & Logistics	0.7
Technology Hardware, Storage & Peripherals	0.7
Mortgage Backed Securities – Financial Services	0.7
Personal Products	0.6
Diversified Financial Services	0.5
Church Mortgage Bonds	0.4
Communications Equipment	0.4
Diversified Consumer Services	0.3
Total Investments	99.2%
*	Percentages indicated are based on net assets as of October 31, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (61.3%)
AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., 5.50%, 1/15/18	$1,000,000	$1,094,328
BANKS (7.7%)
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,523,798
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,201,903
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,191,012
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,194,686
KeyCorp, 5.10%, 3/24/21	2,000,000	2,226,498
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,141,375
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,070,036
		11,549,308
BEVERAGES (3.1%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,105,755
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,541,722
		4,647,477
CAPITAL MARKETS (6.6%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,633,504
BlackRock, Inc., 6.25%, 9/15/17	733,000	800,874
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,370,164
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,511,620
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,707,106
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,709,564
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,032,036
		9,764,868
CHEMICALS (4.3%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,030,655
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,223,683
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,041,126
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,081,196
		6,376,660
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)(e)	66,270	31,056
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15(d)(e)	96,228	45,092
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15(d)(e)	57,192	26,803
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 12/15/15 @ 100)(d)(e)	81,703	38,859
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/15 @ 100)(d)(e)	57,192	27,201
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(a)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22(f)	720,908	321,525
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	8,520
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	20,763
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	21,635
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/16 @ 100)(d)(e)	87,000	25,754
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/16 @ 100)(d)(e)	90,000	26,706
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/16 @ 100)(d)(e)	23,000	6,825
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/16 @ 100)(d)(e)	121,000	35,773
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11(d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 12/21/15 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 12/21/15 @ 100)(d)(e)	147,000	15

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18(d)(e)	$152,000	$15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 12/21/15 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 12/21/15 @ 100)(d)(e)	165,000	17
		636,600
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	549,199
CONSUMER FINANCE (2.8%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,096,813
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,026,012
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	995,374
		4,118,199
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	452,319
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	820,190
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	1,000,000	1,089,376
ELECTRIC UTILITIES (3.3%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,280,439
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,597,661
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	899,860
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,092,518
		4,870,478
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,019,005
ENERGY EQUIPMENT & SERVICES (0.9%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,301,454
FOOD & STAPLES RETAILING (0.9%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,056,615
Walgreen Co., 5.25%, 1/15/19	260,000	281,867
		1,338,482
FOOD PRODUCTS (6.1%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,603,972
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,669,864
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,527,941
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,667,717
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,622,400
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,063,410
		9,155,304
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,091,054
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald’s Corp., 2.63%, 1/15/22	1,000,000	986,024
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,028,614

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	$1,000,000	$1,083,777
INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,117,268
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,104,402
Prudential Financial, Inc., 5.88%, 9/15/42 (a)	2,000,000	2,120,000
		4,341,670
IT SERVICES (1.8%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,001,464
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,629,792
		2,631,256
METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,090,000
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	998,133	1,015,935
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,558,955
OIL, GAS & CONSUMABLE FUELS (3.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	713,231
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,402,568
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,010,631
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	564,188
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,603,005
		5,293,623
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	920,000
PHARMACEUTICALS (1.8%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,800,202
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	905,199
		2,705,401
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	549,292
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,515,168
		2,064,460
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,660,944
SPECIALTY RETAIL (1.4%)
Home Depot, Inc., 5.40%, 3/1/16	1,000,000	1,016,573
Lowe’s Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,066,660
		2,083,233
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
Hewlett-Packard Co., 5.50%, 3/1/18	1,000,000	1,094,967
TOTAL CORPORATE BONDS		91,433,160

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	$450,000	$503,059
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	158,580
TOTAL MUNICIPAL BONDS		661,639
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,012,624
1.75%, 12/14/18	1,000,000	1,017,999
3.50%, 7/29/21	2,000,000	2,178,668
4.75%, 6/8/18	2,000,000	2,185,980
TOTAL U.S. GOVERNMENT AGENCIES		7,395,271
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (10.7%)
Federal Home Loan Mortgage Corp.
0.75%, 5/25/18(a)	2,000,000	2,000,304
2.00%, 8/25/16	2,500,000	2,531,470
2.29%, 10/1/37(a)	121,002	128,941
3.75%, 3/27/19	500,000	541,343
4.00%, 12/15/25	2,500,000	2,694,149
5.00%, 7/15/19	81,705	84,429
5.00%, 11/1/37	55,693	60,456
5.72%, 5/1/36(a)	98,303	104,915
6.00%, 3/1/38	88,165	99,890
		8,245,897
Federal National Mortgage Assoc.
0.62%, 11/25/36(a)	176,358	177,701
2.38%, 4/11/16	3,000,000	3,027,405
2.57%, 5/1/36(a)	231,186	246,768
5.00%, 1/1/35	53,881	58,768
5.37%, 7/1/36(a)	45,747	45,885
5.50%, 9/1/36	36,911	40,781
5.71%, 10/1/36(a)	47,552	50,454
6.00%, 6/1/36	362,533	400,420
6.00%, 9/1/36	118,173	132,395
6.00%, 5/1/37	70,625	79,040
		4,259,617
Government National Mortgage Assoc.
3.50%, 1/20/39(a)	75,850	77,399
4.25%, 10/20/38	549,493	576,123
4.50%, 8/20/38	281,330	304,666
4.50%, 5/20/39	1,140,005	1,199,396
4.50%, 6/15/40	521,919	565,415
5.00%, 5/20/40	312,386	329,558
5.50%, 12/20/38	35,422	37,824
6.00%, 6/15/37	79,829	90,741
6.00%, 10/15/37	83,428	94,794
6.50%, 10/20/38	34,779	37,990
		3,313,906
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		15,819,420

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (20.4%)
U.S. Treasury Notes
1.38%, 2/28/19	$3,000,000	$3,020,235
1.50%, 12/31/18	2,500,000	2,529,753
1.63%, 11/15/22	4,150,000	4,075,537
2.00%, 4/30/16	3,000,000	3,024,882
2.00%, 11/30/20	2,500,000	2,551,562
2.00%, 11/15/21	5,000,000	5,065,495
2.00%, 2/15/22	7,000,000	7,085,127
3.13%, 5/15/19	3,000,000	3,194,844
TOTAL U.S. TREASURY OBLIGATIONS		30,547,435
MONEY MARKET FUND (1.4%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	2,015,397	2,015,397
TOTAL MONEY MARKET FUND		2,015,397
TOTAL INVESTMENTS (COST $147,416,307) 99.2%		147,872,322
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,202,768
NET ASSETS 100.0%		$149,075,090
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2015.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to October 31, 2015.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	61.3%
Canada	10.8
United Kingdom	6.3
Ireland (Republic of)	5.1
Netherlands	3.2
Taiwan, Province of China	2.6
Switzerland	2.6
Germany	2.4
Japan	2.2
Chile	1.9
Hong Kong	1.5
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (3.7%)
Lockheed Martin Corp.	12,638	$2,778,212
Raytheon Co.	28,280	3,320,072
		6,098,284
AUTOMOBILES (2.2%)
Toyota Motor Corp., Sponsored ADR	29,540	3,622,195
BANKS (8.3%)
Banco Santander Chile SA, Sponsored ADR	161,020	3,057,770
Bank of Nova Scotia	59,210	2,781,686
HSBC Holdings PLC, Sponsored ADR	75,230	2,939,236
Royal Bank of Canada	48,590	2,761,369
Tompkins Financial Corp.	38,760	2,103,893
		13,643,954
BEVERAGES (3.1%)
Dr Pepper Snapple Group, Inc.	57,170	5,109,283
BIOTECHNOLOGY (1.9%)
Amgen, Inc.	19,670	3,111,401
CHEMICALS (0.9%)
Syngenta AG, Sponsored ADR	21,810	1,467,595
COMMUNICATIONS EQUIPMENT (0.9%)
QUALCOMM, Inc.	25,240	1,499,761
DISTRIBUTORS (3.2%)
Genuine Parts Co.	56,530	5,130,663
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
BCE, Inc.	67,750	2,927,477
ELECTRIC UTILITIES (1.6%)
Westar Energy, Inc.	64,570	2,563,429
ELECTRICAL EQUIPMENT (2.9%)
ABB Ltd., Sponsored ADR	147,610	2,786,877
Emerson Electric Co.	39,580	1,869,363
		4,656,240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.5%)
Corning, Inc.	135,000	2,511,000
FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	65,170	2,688,263
FOOD PRODUCTS (4.5%)
General Mills, Inc.	48,400	2,812,524
The Hershey Co.	19,800	1,756,062
Unilever NV, Sponsored NY Shares	59,850	2,692,053
		7,260,639

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
Becton, Dickinson & Co.	19,100	$2,722,132
Medtronic PLC	51,060	3,774,355
St. Jude Medical, Inc.	29,860	1,905,367
		8,401,854
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Quest Diagnostics, Inc.	50,710	3,445,744
UnitedHealth Group, Inc.	29,710	3,499,244
		6,944,988
HEALTH CARE TECHNOLOGY (1.0%)
Computer Programs & Systems, Inc.	41,040	1,559,930
HOTELS, RESTAURANTS & LEISURE (3.5%)
Cracker Barrel Old Country Store, Inc.	12,680	1,742,993
McDonald’s Corp.	35,720	4,009,570
		5,752,563
HOUSEHOLD DURABLES (1.1%)
Tupperware Corp.	30,660	1,804,954
HOUSEHOLD PRODUCTS (0.9%)
Procter & Gamble Co.	19,240	1,469,551
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	20,810	3,271,540
INSURANCE (1.5%)
Aegon NV, Sponsored NY Shares	406,927	2,502,601
IT SERVICES (4.9%)
Accenture PLC, Class A	39,870	4,274,064
Automatic Data Processing, Inc.	42,100	3,662,279
		7,936,343
MACHINERY (1.2%)
Briggs & Stratton Corp.	106,000	1,883,620
MEDIA (5.5%)
Relx PLC, ADR	217,130	3,912,683
Shaw Communications, Inc., Class B	105,210	2,183,107
WPP PLC, Sponsored ADR	25,470	2,854,168
		8,949,958
MULTI-UTILITIES (2.6%)
National Grid PLC, Sponsored ADR	48,241	3,454,055
SCANA Corp.	14,380	851,584
		4,305,639
OIL, GAS & CONSUMABLE FUELS (5.9%)
CNOOC Ltd., Sponsored ADR	21,270	2,417,973
Pembina Pipeline Corp.	111,380	2,797,866
TransCanada Corp.	57,470	1,930,417
Western Refining, Inc.	57,740	2,403,139
		9,549,395

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2015 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (5.3%)
EPR Properties	33,750	$1,917,337
LTC Properties, Inc.	48,350	2,071,798
Public Storage, Inc.	16,510	3,788,385
Senior Housing Properties Trust	53,500	812,665
		8,590,185
ROAD & RAIL (1.4%)
Canadian National Railway Co.	37,820	2,310,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.3%)
Analog Devices, Inc.	41,580	2,499,790
Intel Corp.	105,470	3,571,214
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	192,790	4,233,668
		10,304,672
SOFTWARE (6.3%)
CA, Inc.	72,280	2,002,879
Microsoft Corp.	82,450	4,340,168
SAP AG, Sponsored ADR	48,870	3,846,558
		10,189,605

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
Seagate Technology PLC	29,420	$1,119,725
THRIFTS & MORTGAGE FINANCE (1.4%)
People’s United Financial, Inc.	138,740	2,212,903
TOTAL COMMON STOCKS		161,350,634
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	1,227,488	1,227,488
TOTAL MONEY MARKET FUND		1,227,488
TOTAL INVESTMENTS (COST $144,562,972) 99.9%		162,578,122
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		151,710
NET ASSETS 100.0%		$162,729,832
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2015.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2015 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $243,352,998, $135,828,246, $127,093,866, $147,416,307 and $144,562,972, respectively)	$264,997,445	$151,923,470	$119,349,362	$147,872,322	$162,578,122
Cash	—	257,516	16,962	—	27,120
Receivable for investments sold	—	—	—	618	—
Receivable for capital shares issued	279,706	5,409	29,723	1,244	25,726
Interest and dividend receivable	283,932	65,156	159,423	1,324,876	307,013
Reclaims receivable	—	—	5,436	—	—
Prepaid expenses and other assets	41,373	31,999	30,243	36,826	30,424
Total assets	265,602,456	152,283,550	119,591,149	149,235,886	162,968,405
Liabilities:
Payable for capital shares redeemed	135,939	42,724	24,135	66,558	131,294
Investment advisory fees	32,336	19,172	29,960	31,886	40,854
Consulting fees	19,754	11,904	8,678	11,934	12,711
Compliance service fees	1,908	1,186	785	1,126	1,281
Administration fees	12,423	7,497	5,386	7,550	8,030
Distribution fees – Individual Class	9,897	11,810	3,015	2,989	5,587
Administrative services fees – Individual Class	11,972	1,864	2,869	1,923	5,865
Directors fees	5,343	2,254	4,553	3,387	3,073
Fund accounting fees	3,968	2,437	1,610	2,452	2,621
Transfer agent fees	10,272	10,539	9,430	4,958	4,911
Custodian fees	5,796	2,176	5,098	3,124	2,943
Other accrued liabilities	33,342	16,883	27,187	22,909	19,403
Total liabilities	282,950	130,446	122,706	160,796	238,573
Net Assets	$265,319,506	$152,153,104	$119,468,443	$149,075,090	$162,729,832
Composition of Net Assets:
Capital (par value and paid-in surplus)	189,699,048	120,438,829	139,569,165	150,105,061	135,577,486
Accumulated undistributed net investment income	281,167	89,489	8,748	212,502	365,035
Accumulated net realized gain/(loss) from investment transactions	53,694,844	15,529,562	(12,365,019)	(1,698,488)	8,772,161
Unrealized appreciation/(depreciation) from investments	21,644,447	16,095,224	(7,744,451)	456,015	18,015,150
Net Assets	$265,319,506	$152,153,104	$119,468,443	$149,075,090	$162,729,832
Individual Class
Net Assets	$52,593,674	$56,152,010	$14,555,039	$13,956,088	$26,972,257
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,379,458	3,812,997	764,149	565,304	922,633
Net asset value, offering and redemption price per share	$38.13	$14.73	$19.05	$24.69	$29.23
Institutional Class
Net Assets	212,725,832	96,001,094	104,913,404	135,119,002	135,757,575
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,606,658	6,446,102	5,494,392	5,498,614	4,636,739
Net asset value, offering and redemption price per share	$37.94	$14.89	$19.09	$24.57	$29.28

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2015 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,096,314	$—
Dividend (net of foreign withholding tax of $295, $139, $229,796, $0 and $93,670, respectively)	2,843,027	1,062,643	3,405,128	111	2,801,612
Total investment income	2,843,027	1,062,643	3,405,128	2,096,425	2,801,612
Expenses:
Investment advisory fees	208,977	115,944	246,907	191,739	246,318
Consulting fees	122,829	68,657	71,162	68,223	72,954
Compliance service fees	11,044	6,240	6,211	6,217	6,634
Administration fees	76,312	42,692	44,097	42,443	45,369
Distribution fees – Individual Class	60,848	73,662	17,421	18,390	33,725
Administrative services fees – Individual Class	24,339	8,839	6,969	7,356	13,490
Fund accounting fees	93,408	60,189	54,651	57,211	52,779
Transfer agent fees	34,606	45,859	21,483	15,789	17,288
Custodian fees	22,104	10,015	14,702	11,172	11,591
Directors fees	31,729	14,464	27,869	16,295	16,715
Professional fees	29,565	14,080	19,608	16,823	17,186
Printing fees	11,397	5,641	6,904	6,306	6,841
Miscellaneous fees	44,638	34,133	36,252	33,828	34,690
Total expenses	771,796	500,415	574,236	491,792	575,580
Net investment income	2,071,231	562,228	2,830,892	1,604,633	2,226,032
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	30,501,776	5,309,957	(1,328,135)	(18,611)	1,783,652
Net change in unrealized appreciation/ (depreciation) from investments	(34,320,632)	(11,312,267)	(20,918,030)	(1,633,008)	(6,666,362)
Net realized and unrealized gain/(loss) from investments	(3,818,856)	(6,002,310)	(22,246,165)	(1,651,619)	(4,882,710)
Change in net assets resulting from operations	$(1,747,625)	$(5,440,082)	$(19,415,273)	$(46,986)	$(2,656,678)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,071,231	$3,307,368
Net realized gain from investment transactions	30,501,776	27,407,746
Net change in unrealized depreciation from investments	(34,320,632)	(1,477,096)
Change in net assets resulting from operations	(1,747,625)	29,238,018
Distributions to shareholders from:
Net investment income:
Individual Class	(328,202)	(363,053)
Institutional Class	(1,770,850)	(2,805,750)
Net realized gains:
Individual Class	—	(2,764,805)
Institutional Class	—	(17,021,288)
Change in net assets from shareholder distributions	(2,099,052)	(22,954,896)
Capital Transactions:
Individual Class
Proceeds from shares issued	$14,127,486	$27,455,535
Dividends reinvested	311,531	2,979,979
Cost of shares redeemed	(11,641,747)	(15,161,853)
Change in Individual Class from capital transactions	2,797,270	15,273,661
Institutional Class
Proceeds from shares issued	29,364,250	120,080,112
Dividends reinvested	1,741,939	19,650,915
Cost of shares redeemed	(108,382,949)	(27,374,251)
Change in Institutional Class from capital transactions	(77,276,760)	112,356,776
Change in net assets from capital transactions	$(74,479,490)	$127,630,437
Change in net assets	(78,326,167)	133,913,559
Net Assets:
Beginning of period	343,645,673	209,732,114
End of period	$265,319,506	$343,645,673
Accumulated undistributed net investment income	$281,167	$308,988
Share Transactions:
Individual Class
Issued	371,340	704,209
Reinvested	8,226	77,057
Redeemed	(305,078)	(386,980)
Change in Individual Class	74,488	394,286
Institutional Class
Issued	797,534	3,060,088
Reinvested	46,386	510,736
Redeemed	(2,804,835)	(712,007)
Change in Institutional Class	(1,960,915)	2,858,817

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(Unaudited)
Change in net assets from operations:
Net investment income	$562,228	$961,828
Net realized gain from investment transactions	5,309,957	17,775,707
Net change in unrealized depreciation from investments	(11,312,267)	(4,935,490)
Change in net assets resulting from operations	(5,440,082)	13,802,045
Distributions to shareholders from:
Net investment income:
Individual Class	(168,080)	(265,670)
Institutional Class	(402,583)	(642,512)
Net realized gains:
Individual Class	—	(7,347,467)
Institutional Class	—	(11,325,905)
Change in net assets from shareholder distributions	(570,663)	(19,581,554)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,850,032	$6,776,909
Dividends reinvested	159,387	7,108,365
Cost of shares redeemed	(3,914,188)	(6,781,494)
Change in Individual Class from capital transactions	(1,904,769)	7,103,780
Institutional Class
Proceeds from shares issued	11,304,223	26,247,214
Dividends reinvested	382,168	11,434,674
Cost of shares redeemed	(5,846,780)	(10,922,166)
Change in Institutional Class from capital transactions	5,839,611	26,759,722
Change in net assets from capital transactions	$3,934,842	$33,863,502
Change in net assets	(2,075,903)	28,083,993
Net Assets:
Beginning of period	154,229,007	126,145,014
End of period	$152,153,104	$154,229,007
Accumulated undistributed net investment income	$89,489	$97,924
Share Transactions:
Individual Class
Issued	123,141	424,007
Reinvested	10,542	481,609
Redeemed	(260,226)	(427,275)
Change in Individual Class	(126,543)	478,341
Institutional Class
Issued	758,428	1,618,569
Reinvested	25,031	765,476
Redeemed	(387,798)	(694,346)
Change in Institutional Class	395,661	1,689,699

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,830,892	$3,491,442
Net realized gain/(loss) from investment transactions	(1,328,135)	872,298
Net change in unrealized appreciation/(depreciation) from investments	(20,918,030)	9,974,657
Change in net assets resulting from operations	(19,415,273)	14,338,397
Distributions to shareholders from:
Net investment income:
Individual Class	(388,488)	(352,121)
Institutional Class	(3,129,143)	(3,569,230)
Change in net assets from shareholder distributions	(3,517,631)	(3,921,351)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,825,920	$4,330,763
Dividends reinvested	384,734	346,352
Cost of shares redeemed	(2,161,832)	(3,655,547)
Change in Individual Class from capital transactions	1,048,822	1,021,568
Institutional Class
Proceeds from shares issued	15,155,755	183,504,011
Dividends reinvested	3,075,765	3,481,916
Cost of shares redeemed	(179,346,338)	(10,606,820)
Change in Institutional Class from capital transactions	(161,114,818)	176,379,107
Change in net assets from capital transactions	$(160,065,996)	$177,400,675
Change in net assets	(182,998,900)	187,817,721
Net Assets:
Beginning of period	302,467,343	114,649,622
End of period	$119,468,443	$302,467,343
Accumulated undistributed net investment income	$8,748	$695,487
Share Transactions:
Individual Class
Issued	150,229	194,794
Reinvested	18,789	14,859
Redeemed	(103,270)	(161,059)
Change in Individual Class	65,748	48,594
Institutional Class
Issued	783,071	8,892,397
Reinvested	150,267	153,141
Redeemed	(8,320,302)	(476,209)
Change in Institutional Class	(7,386,964)	8,569,329

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,604,633	$3,228,687
Net realized loss from investment transactions	(18,611)	(24,426)
Net change in unrealized appreciation/(depreciation) from investments	(1,633,008)	1,584,370
Change in net assets resulting from operations	(46,986)	4,788,631
Distributions to shareholders from:
Net investment income:
Individual Class	(137,939)	(267,008)
Institutional Class	(1,544,757)	(3,011,817)
Change in net assets from shareholder distributions	(1,682,696)	(3,278,825)
Capital Transactions:
Individual Class
Proceeds from shares issued	$583,351	$3,813,164
Dividends reinvested	137,578	266,581
Cost of shares redeemed	(1,803,793)	(2,280,917)
Change in Individual Class from capital transactions	(1,082,864)	1,798,828
Institutional Class
Proceeds from shares issued	4,896,276	11,219,836
Dividends reinvested	1,543,716	3,011,817
Cost of shares redeemed	(8,716,682)	(9,196,004)
Change in Institutional Class from capital transactions	(2,276,690)	5,035,649
Change in net assets from capital transactions	$(3,359,554)	$6,834,477
Change in net assets	(5,089,236)	8,344,283
Net Assets:
Beginning of period	154,164,326	145,820,043
End of period	$149,075,090	$154,164,326
Accumulated undistributed net investment income	$212,502	$290,565
Share Transactions:
Individual Class
Issued	23,573	154,163
Reinvested	5,572	10,773
Redeemed	(72,923)	(91,759)
Change in Individual Class	(43,778)	73,177
Institutional Class
Issued	198,705	452,995
Reinvested	62,829	122,360
Redeemed	(354,078)	(371,823)
Change in Institutional Class	(92,544)	203,532

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,226,032	$3,860,930
Net realized gain from investment transactions	1,783,652	13,430,258
Net change in unrealized depreciation from investments	(6,666,362)	(6,792,706)
Change in net assets resulting from operations	(2,656,678)	10,498,482
Distributions to shareholders from:
Net investment income:
Individual Class	(354,112)	(462,980)
Institutional Class	(2,033,638)	(3,231,771)
Net realized gains:
Individual Class	—	(805,968)
Institutional Class	—	(4,657,527)
Change in net assets from shareholder distributions	(2,387,750)	(9,158,246)
Capital Transactions:
Individual Class
Proceeds from shares issued	$4,582,053	$10,379,911
Dividends reinvested	336,346	1,235,268
Cost of shares redeemed	(4,793,430)	(5,841,021)
Change in Individual Class from capital transactions	124,969	5,774,158
Institutional Class
Proceeds from shares issued	3,800,806	10,845,076
Dividends reinvested	2,032,919	7,889,140
Cost of shares redeemed	(6,167,245)	(12,623,489)
Change in Institutional Class from capital transactions	(333,520)	6,110,727
Change in net assets from capital transactions	$(208,551)	$11,884,885
Change in net assets	(5,252,979)	13,225,121
Net Assets:
Beginning of period	167,982,811	154,757,690
End of period	$162,729,832	$167,982,811
Accumulated undistributed net investment income	$365,035	$526,753
Share Transactions:
Individual Class
Issued	157,664	341,728
Reinvested	11,643	40,815
Redeemed	(166,562)	(191,823)
Change in Individual Class	2,745	190,720
Institutional Class
Issued	130,109	356,733
Reinvested	70,389	260,302
Redeemed	(215,776)	(419,874)
Change in Institutional Class	(15,278)	197,161

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	$38.89	$0.23		$(0.73)		$(0.50)
Year ended April 30, 2015	37.46	0.36		3.86		4.22
Year ended April 30, 2014	32.87	0.34		7.29		7.63
Year ended April 30, 2013	28.71	0.32		4.57		4.89
Year ended April 30, 2012	28.44	0.25		0.26		0.51
Year ended April 30, 2011	24.08	0.18		4.37		4.55
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	38.70	0.34		(0.77)		(0.43)
Year ended April 30, 2015	37.30	0.47		3.86		4.33
Year ended April 30, 2014	32.73	0.48		7.24		7.72
Year ended April 30, 2013	28.58	0.42		4.56		4.98
Year ended April 30, 2012	28.32	0.34		0.25		0.59
Year ended April 30, 2011	23.97	0.26		4.36		4.62
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	15.33	0.04		(0.60)		(0.56)
Year ended April 30, 2015	16.04	0.08		1.41		1.49
Year ended April 30, 2014	14.18	0.07		3.03		3.10
Year ended April 30, 2013	13.15	0.08		1.94		2.02
Year ended April 30, 2012	13.81	0.03		(0.22)		(0.19)
Year ended April 30, 2011	11.30	0.02		2.52		2.54
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	15.51	0.06		(0.61)		(0.55)
Year ended April 30, 2015	16.20	0.12		1.43		1.55
Year ended April 30, 2014	14.30	0.11		3.07		3.18
Year ended April 30, 2013	13.25	0.11		1.95		2.06
Year ended April 30, 2012	13.91	0.06		(0.22)		(0.16)
Year ended April 30, 2011	11.38	0.06		2.53		2.59
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	22.22	0.26	(d)	(2.84)		(2.58)
Year ended April 30, 2015	23.06	0.41	(e)	(0.71	)(e)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96		1.63
Year ended April 30, 2013	20.85	0.46		1.09		1.55
Year ended April 30, 2012	24.96	0.48		(4.11)		(3.63)
Year ended April 30, 2011	21.80	0.38		3.16		3.54
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	22.28	0.37	(d)	(2.93)		(2.56)
Year ended April 30, 2015	23.11	0.44	(e)	(0.65	)(e)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97		1.71
Year ended April 30, 2013	20.89	0.53		1.10		1.63
Year ended April 30, 2012	25.01	0.55		(4.12)		(3.57)
Year ended April 30, 2011	21.84	0.45		3.17		3.62
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	24.97	0.22		(0.27)		(0.05)
Year ended April 30, 2015	24.72	0.46		0.25		0.71
Year ended April 30, 2014	25.62	0.43		(0.85)		(0.42)
Year ended April 30, 2013	25.47	0.50		0.26		0.76
Year ended April 30, 2012	25.20	0.62		0.32		0.94
Year ended April 30, 2011	25.09	0.64		0.21		0.85
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	24.85	0.27		(0.27)		—
Year ended April 30, 2015	24.61	0.54		0.25		0.79
Year ended April 30, 2014	25.49	0.53		(0.85)		(0.32)
Year ended April 30, 2013	25.34	0.59		0.26		0.85
Year ended April 30, 2012	25.08	0.70		0.32		1.02
Year ended April 30, 2011	24.97	0.72		0.21		0.93
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	30.11	0.36		(0.85)		(0.49)
Year ended April 30, 2015	29.82	0.63		1.32		1.95
Year ended April 30, 2014	27.24	0.65		2.60		3.25
Year ended April 30, 2013	25.07	0.61		2.17		2.78
Year ended April 30, 2012	24.71	0.58		0.32		0.90
Year ended April 30, 2011	21.59	0.52		3.12		3.64
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	30.16	0.41		(0.85)		(0.44)
Year ended April 30, 2015	29.86	0.75		1.32		2.07
Year ended April 30, 2014	27.27	0.77		2.58		3.35
Year ended April 30, 2013	25.09	0.69		2.18		2.87
Year ended April 30, 2012	24.74	0.67		0.31		0.98
Year ended April 30, 2011	21.61	0.57		3.15		3.72
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Per share amounts from investment operations do not accord with aggregate amounts shown on the Statements of Changes in Net Assets due to timing of certain share issuance activity during the year ended April 30, 2015.

See notes to financial statements.

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	$(0.26)	$—	$(0.26)	$38.13	(1.28)%	$52,594	0.85%	1.17%	5%
Year ended April 30, 2015	(0.34)	(2.45)	(2.79)	38.89	11.35%	50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	(0.33)	—	(0.33)	37.94	(1.10)%	212,726	0.49%	1.56%	5%
Year ended April 30, 2015	(0.48)	(2.45)	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	(0.04)	—	(0.04)	14.73	(3.64)%	56,152	0.82%	0.56%	12%
Year ended April 30, 2015	(0.08)	(2.12)	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	(0.47)	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	(0.03)	13.81	22.56%	48,337	0.88%	0.15%	24%
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	(0.07)	—	(0.07)	14.89	(3.59)%	96,001	0.54%	0.83%	12%
Year ended April 30, 2015	(0.12)	(2.12)	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	(0.59)	—	(0.59)	19.05	(11.78)%	14,555	1.06%	2.60%	4%
Year ended April 30, 2015	(0.54)	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	(0.63)	—	(0.63)	19.09	(11.67)%	104,913	0.67%	3.54%	4%
Year ended April 30, 2015	(0.62)	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	(0.23)	—	(0.23)	24.69	(0.18)%	13,956	0.96%	1.77%	3%
Year ended April 30, 2015	(0.46)	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	(0.28)	—	(0.28)	24.57	(0.01)%	135,119	0.61%	2.13%	3%
Year ended April 30, 2015	(0.55)	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2015 (Unaudited)	(0.39)	—	(0.39)	29.23	(1.62)%	26,972	0.99%	2.42%	24%
Year ended April 30, 2015	(0.62)	(1.04)	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Institutional Class
Six Months ended October 31, 2015 (Unaudited)	(0.44)	—	(0.44)	29.28	(1.45)%	135,758	0.64%	2.77%	24%
Year ended April 30, 2015	(0.73)	(1.04)	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2015 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2015, stocks with market capitalizations between $1.5 billion and $666.7 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2015, stocks with market capitalizations between $44.4 million and $11.3 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors (the “Board”).

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Board.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Board, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Adviser also considers the potential results of the trustee’s actions, including restructuring, refinancing, and acceleration of payments or other liquidation or property collateralizing the church mortgage bonds. For bonds that have been restructured, the Adviser will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2015:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$262,742,592	$—	$—	$262,742,592
Rights*	—	—	—	—
Money Market Fund	2,254,853	—	—	2,254,853
Total	264,997,445	—	—	264,997,445
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	150,790,585	—	—	150,790,585
Money Market Fund	1,132,885	—	—	1,132,885
Total	151,923,470	—	—	151,923,470

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$118,130,787	$—	$—	$118,130,787
Money Market Fund	1,218,575	—	—	1,218,575
Total	119,349,362	—	—	119,349,362
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	90,796,560	636,600	91,433,160
Municipal Bonds	—	661,639	—	661,639
U.S. Government Agencies	—	7,395,271	—	7,395,271
U.S. Government Agency Mortgage-Backed Obligations	—	15,819,420	—	15,819,420
U.S. Treasury Obligations	30,547,435	—	—	30,547,435
Money Market Fund	2,015,397	—	—	2,015,397
Total	32,562,832	114,672,890	636,600	147,872,322
Steward Global Equity Income Fund
Security Type
Common Stocks*	161,350,634	—	—	161,350,634
Money Market Fund	1,227,488	—	—	1,227,488
Total	162,578,122	—	—	162,578,122

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2015	$639,205
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	42,849
Realized Gain/(Loss)	—
Gross Restructures	—
Gross Sales and Paydowns	(45,454)
Transfers In/(Out) of Level 3	—
Balance as of October 31, 2015	$636,600

*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of October 31, 2015.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of October 31, 2015, from those used on April 30, 2015.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at October 31, 2015.

Type of Assets	Fair Value at October 31, 2015	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$636,600	Income Approach	Disposition costs	17% – 21%
			Discount rate	3.2% – 4.4%
			Time to sell	0 – 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

The Chief Compliance Officer compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter. Under a transfer agency agreement assigned from Citi Ohio, SunGard Investor Services LLC serves as the Funds’ transfer agent and is paid annual class and per account fees.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2015, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$21,208,004	$12,484,826
Steward Small-Mid Cap Enhanced Index Fund	26,606,338	17,879,462
Steward International Enhanced Index Fund	16,256,849	4,389,090
Steward Select Bond Fund	1,696,080	3,530,781
Steward Global Equity Income Fund	38,022,675	40,275,401

Purchases and sales of U.S. government securities for the period ended October 31, 2015, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$3,023,932	$2,866,684

Note 6 — Federal Income Tax Information:

As of October 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$244,361,291	$36,566,135	$(15,932,981)	$20,633,154
Steward Small-Mid Cap Enhanced Index Fund	136,275,710	30,116,440	(14,468,680)	15,647,760
Steward International Enhanced Index Fund	127,664,449	4,328,265	(12,643,352)	(8,315,087)
Steward Select Bond Fund	147,578,599	2,989,091	(2,695,368)	293,723
Steward Global Equity Income Fund	144,684,644	26,727,272	(8,833,794)	17,893,478

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2015, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$5,362,245	$17,592,651	$22,954,896	$22,954,896
Steward Small-Mid Cap Enhanced Index Fund	3,149,246	16,432,308	19,581,554	19,581,554
Steward International Enhanced Index Fund	3,921,351	—	3,921,351	3,921,351
Steward Select Bond Fund	3,728,825	—	3,728,825	3,728,825
Steward Global Equity Income Fund	4,045,806	5,112,440	9,158,246	9,158,246

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$2,545,022	$22,160,401	$24,705,423	$—	$54,761,712	$79,467,135
Steward Small-Mid Cap Enhanced Index Fund	977,751	9,775,062	10,752,813	—	26,972,208	37,725,021
Steward International Enhanced Index Fund	873,519	—	873,519	(8,863,995)	10,822,720	2,832,244
Steward Select Bond Fund	452,859	—	452,859	(1,679,879)	1,926,732	699,712
Steward Global Equity Income Fund	586,697	7,097,801	7,684,498	—	24,512,277	32,196,775

As of the end of their tax year ended April 30, 2015, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Select Bond Fund	7,839	281,245	289,084
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2015, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	1,164,697
Steward Select Bond Fund	—
Steward Global Equity Income Fund	30,776

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2016:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	211,104
Steward Select Bond Fund	37,066
Steward Global Equity Income Fund	—

Note 7 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2015, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services LLC	47%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	46%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	39%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	46%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	27%
Steward International Enhanced Index Fund – Individual Class	National Financial Services LLC	90%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	53%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	36%
Steward Select Bond Fund – Individual Class	National Financial Services LLC	72%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	49%
Steward Global Equity Income Fund – Individual Class	National Financial Services LLC	49%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC.	54%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	45%

Note 8 — Legal Proceedings:

LIST OF PENDING, THREATENED OR SETTLED LITIGATION

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U.S. Court of Appeals for the Second Circuit. The appeals have been fully briefed, and oral argument in the appeals took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Note 9 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2015, and has concluded no such events require adjustment or disclosure as of October 31, 2015.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 through October 31, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period* 5/1/15 – 10/31/15	Expense Ratio During Period 5/1/15 – 10/31/15
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$987.20	$4.25	0.85%
Institutional Class	1,000.00	989.00	2.45	0.49%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	963.60	4.05	0.82%
Institutional Class	1,000.00	964.10	2.67	0.54%
Steward International Enhanced Index Fund
Individual Class	1,000.00	882.20	5.02	1.06%
Institutional Class	1,000.00	883.30	3.17	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	998.20	4.82	0.96%
Institutional Class	1,000.00	999.90	3.07	0.61%
Steward Global Equity Income Fund
Individual Class	1,000.00	983.80	4.94	0.99%
Institutional Class	1,000.00	985.50	3.19	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period* 5/1/15 – 10/31/15	Expense Ratio During Period 5/1/15 – 10/31/15
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.86	$4.32	0.85%
Institutional Class	1,000.00	1,022.67	2.49	0.49%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,021.01	4.17	0.82%
Institutional Class	1,000.00	1,022.42	2.75	0.54%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.81	5.38	1.06%
Institutional Class	1,000.00	1,021.77	3.40	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.31	4.88	0.96%
Institutional Class	1,000.00	1,022.07	3.10	0.61%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,020.16	5.03	0.99%
Institutional Class	1,000.00	1,021.92	3.25	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/366 (to reflect the one-half year period).

Visit us online at:
www.stewardmutualfunds.com

SEMI-ANNUAL REPORT
(UNAUDITED)

STEWARD MUTUAL FUNDS

MANAGING WEALTH, PROTECTING VALUES
FAITH-BASED SCREENED FUNDS

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

For more complete information about the Steward Mutual Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
© 2015 CAPSTONE ASSET PLANNING COMPANY, DISTRIBUTOR (MEMBER FINRA/SIPC)
3700 WEST SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042, 800-262-6631

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Edward L. Jaroski

Edward L. Jaroski, President and Treasurer

Date  January 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Edward L. Jaroski

Edward L. Jaroski, President and Treasurer

Date January 5, 2016